UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.
SEMIANNUAL REPORT   |   MAY 31, 2011

Emerging Markets Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	20

Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	TWMIX	9.57%	32.62%	8.36%	12.51%	8.73%	9/30/97
MSCI Emerging Markets Growth Index	—	9.37%	29.74%	10.17%	14.15%	N/A(3)	—
Institutional Class	AMKIX	9.60%	32.96%	8.57%	12.72%	13.44%	1/28/99
A Class(4) No sales charge* With sales charge*	AEMMX	9.36% 3.09%	32.35% 24.83%	8.12% 6.84%	12.24% 11.58%	10.77% 10.23%	5/12/99
B Class No sales charge* With sales charge*	ACKBX	8.98% 3.98%	31.50% 27.50%	— —	— —	-4.64% -5.58%	9/28/07
C Class No sales charge* With sales charge*	ACECX	8.95% 7.95%	31.31% 31.31%	7.31% 7.31%	— —	13.32% 13.32%	12/18/01
R Class	AEMRX	9.14%	31.85%	—	—	-4.19%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Benchmark data first available 1/1/01.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.73%	1.53%	1.98%	2.73%	2.73%	2.23%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Vale SA Preference Shares	4.2%
Samsung Electronics Co. Ltd.	4.0%
HTC Corp.	3.6%
LG Chem Ltd.	2.7%
Sberbank of Russia	2.7%
iShares MSCI Emerging Markets Index Fund	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
CNOOC Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.2%
MTN Group Ltd.	1.9%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	97.4%
Temporary Cash Investments	3.6%
Other Assets and Liabilities	(1.0)%

Investments by Country	% of net assets
South Korea	15.6%
People’s Republic of China	14.3%
Brazil	12.4%
Taiwan (Republic of China)	10.5%
Hong Kong	8.0%
South Africa	6.6%
Russian Federation	5.7%
Mexico	4.2%
India	3.9%
Thailand	3.6%
Indonesia	3.4%
Multi-National	2.5%
Turkey	2.0%
Other Countries	4.7%
Cash and Equivalents*	2.6%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,095.70	$8.88	1.70%
Institutional Class	$1,000	$1,096.00	$7.84	1.50%
A Class	$1,000	$1,093.60	$10.18	1.95%
B Class	$1,000	$1,089.80	$14.07	2.70%
C Class	$1,000	$1,089.50	$14.07	2.70%
R Class	$1,000	$1,091.40	$11.47	2.20%
Hypothetical
Investor Class	$1,000	$1,016.45	$8.55	1.70%
Institutional Class	$1,000	$1,017.45	$7.54	1.50%
A Class	$1,000	$1,015.21	$9.80	1.95%
B Class	$1,000	$1,011.47	$13.54	2.70%
C Class	$1,000	$1,011.47	$13.54	2.70%
R Class	$1,000	$1,013.96	$11.05	2.20%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 97.4%
BRAZIL — 12.4%
BR Malls Participacoes SA	808,400	$9,489,189
Cia de Bebidas das Americas Preference Shares ADR	313,690	9,893,783
Itau Unibanco Holding SA Preference Shares	539,818	12,204,283
Natura Cosmeticos SA	170,700	4,546,230
PDG Realty SA Empreendimentos e Participacoes	1,409,100	8,734,589
Petroleo Brasileiro SA-Petrobras ADR	288,810	9,028,200
Vale SA Preference Shares	966,400	27,410,173
		81,306,447
HONG KONG — 8.0%
Brilliance China Automotive Holdings Ltd.(1)	4,864,000	4,457,596
China Lumena New Materials Corp.	8,388,000	3,724,502
China Merchants Holdings International Co. Ltd.	1,475,132	6,427,388
China Overseas Land & Investment Ltd.	2,168,000	4,551,446
China Unicom Ltd.	3,888,000	8,587,974
CNOOC Ltd.	5,632,000	14,246,859
Comba Telecom Systems Holdings Ltd.	2,907,030	3,223,611
Xinyi Glass Holdings Ltd.	6,752,000	6,892,931
		52,112,307
HUNGARY — 0.8%
OTP Bank plc(1)	157,886	5,227,916
INDIA — 3.9%
HDFC Bank Ltd.	140,593	7,491,165
ICICI Bank Ltd.	294,473	7,069,305
Infosys Technologies Ltd.	84,391	5,213,673
Sesa Goa Ltd.	257,699	1,658,618
Tata Motors Ltd.	177,540	4,317,408
		25,750,169
INDONESIA — 3.4%
PT Astra International Tbk	859,500	5,917,386
PT Bank Rakyat Indonesia (Persero) Tbk	9,650,000	7,199,559
PT Indofood CBP Sukses Makmur Tbk(1)	8,105,000	4,795,483
PT Semen Gresik (Persero) Tbk	3,870,000	4,398,930
		22,311,358
MALAYSIA — 0.7%
CIMB Group Holdings Bhd	1,709,400	4,753,329
MEXICO — 4.2%
Alfa SAB de CV, Series A	467,928	6,765,078
America Movil SAB de CV, Series L ADR	115,595	6,091,857
Fomento Economico Mexicano SAB de CV ADR	75,357	4,666,859
Wal-Mart de Mexico SAB de CV	3,359,156	10,201,278
		27,725,072
MULTI-NATIONAL — 2.5%
iShares MSCI Emerging Markets Index Fund	336,800	16,351,640
PEOPLE’S REPUBLIC OF CHINA — 14.3%
51job, Inc. ADR(1)	48,260	2,756,129
Agricultural Bank of China Ltd. H Shares(1)	10,602,000	6,494,652
Baidu, Inc. ADR(1)	50,320	6,828,927
China BlueChemical Ltd. H Shares	5,554,000	4,432,552
China Liansu Group Holdings Ltd.	4,813,000	4,058,556
China National Building Material Co. Ltd. H Shares	4,320,000	8,788,918
China Oilfield Services Ltd. H Shares(1)	2,368,000	4,728,885
Evergrande Real Estate Group Ltd.	7,771,000	5,481,598
Focus Media Holding Ltd. ADR(1)	287,264	8,977,000
Golden Eagle Retail Group Ltd.	587,000	1,536,459
Industrial & Commercial Bank of China Ltd. H Shares(1)	8,654,645	7,262,226
Ping An Insurance Group Co. H Shares	1,101,000	11,840,607
Sany Heavy Equipment International Holdings Co. Ltd.	4,366,500	5,201,718
Tencent Holdings Ltd.	318,300	9,175,342
Xingda International Holdings Ltd.	2,603,000	2,785,597
ZTE Corp. H Shares	955,920	3,410,079
		93,759,245
POLAND — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	203,557	3,265,609

8

	Shares	Value
RUSSIAN FEDERATION — 5.7%
Magnit OJSC GDR	199,649	$6,153,327
NovaTek OAO GDR	72,735	9,924,547
Rosneft Oil Co. OJSC GDR	391,842	3,405,237
Sberbank of Russia	4,924,766	17,420,325
		36,903,436
SOUTH AFRICA — 6.6%
Barloworld Ltd.	640,421	6,843,498
Exxaro Resources Ltd.	368,826	8,795,923
MTN Group Ltd.	586,074	12,511,705
Naspers Ltd. N Shares	61,803	3,689,170
Sasol Ltd.	216,405	11,519,842
		43,360,138
SOUTH KOREA — 15.6%
Celltrion, Inc.	177,666	6,062,685
CrucialTec Co. Ltd.(1)	178,435	3,681,310
Doosan Infracore Co. Ltd.(1)	108,900	2,480,850
Hyundai Heavy Industries Co. Ltd.	18,192	8,535,790
Hyundai Motor Co.	47,618	11,182,326
Hyundai Steel Co.	38,048	4,207,846
LG Chem Ltd.	35,618	17,707,530
LG Household & Health Care Ltd.	17,476	7,152,475
NCSoft Corp.	19,950	5,232,357
Samsung Electronics Co. Ltd.	31,489	26,394,820
Samsung Heavy Industries Co. Ltd.	216,420	9,241,574
		101,879,563
SWITZERLAND — 1.0%
Ferrexpo plc	883,939	6,667,908
TAIWAN (REPUBLIC OF CHINA) — 10.5%
Catcher Technology Co. Ltd.	1,425,000	9,323,631
Hon Hai Precision Industry Co. Ltd.	4,017,697	14,138,406
HTC Corp.	544,800	23,285,690
Taiwan Semiconductor Manufacturing Co. Ltd.	5,729,939	15,318,192
TPK Holding Co. Ltd.(1)	198,000	6,465,493
		68,531,412
THAILAND — 3.6%
Banpu PCL	368,650	8,968,690
CP ALL PCL	4,464,100	6,567,594
Kasikornbank PCL NVDR	1,984,900	8,156,381
		23,692,665
TURKEY — 2.0%
Tofas Turk Otomobil Fabrikasi AS	700,577	3,390,465
Turkiye Garanti Bankasi AS	1,045,723	4,674,169
Turkiye Sise ve Cam Fabrikalari AS	1,849,176	4,945,686
		13,010,320
UNITED KINGDOM — 1.7%
Antofagasta plc	188,653	4,131,196
International Personal Finance plc	1,086,105	6,646,876
		10,778,072
TOTAL COMMON STOCKS (Cost $431,933,800)		637,386,606
Temporary Cash Investments — 3.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	95,235	95,235
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 2/15/19, valued at $23,751,294), in a joint trading account at 0.05%, dated 5/31/11, due 6/1/11 (Delivery value $23,300,032)		23,300,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,395,235)		23,395,235
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $455,329,035)		660,781,841
OTHER ASSETS AND LIABILITIES — (1.0)%		(6,775,271)
TOTAL NET ASSETS — 100.0%		$654,006,570

Market Sector Diversification
(as a % of net assets)
Information Technology	20.1%
Financials	19.8%
Materials	14.5%
Energy	9.4%
Consumer Discretionary	9.1%
Industrials	8.7%
Consumer Staples	8.2%
Telecommunication Services	4.2%
Diversified	2.5%
Health Care	0.9%
Cash and Equivalents*	2.6%

*Includes temporary cash investments and other assets and liabilities.

9

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depository Receipt
MSCI = Morgan Stanley Capital International
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $455,329,035)	$660,781,841
Foreign currency holdings, at value (cost of $614,474)	615,662
Receivable for capital shares sold	295,820
Dividends and interest receivable	2,143,943
Other assets	252,344
664,089,610

Liabilities
Payable for investments purchased	8,448,586
Payable for capital shares redeemed	691,210
Accrued management fees	932,054
Distribution and service fees payable	11,190
10,083,040

Net Assets	$654,006,570

Net Assets Consist of:
Capital (par value and paid-in surplus)	$589,723,733
Undistributed net investment income	174,469
Accumulated net realized loss	(141,351,758)
Net unrealized appreciation	205,460,126
$654,006,570

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$584,392,640	63,061,758	$9.27
Institutional Class, $0.01 Par Value	$37,179,202	3,921,252	$9.48
A Class, $0.01 Par Value	$26,186,443	2,908,295	$9.00*
B Class, $0.01 Par Value	$303,677	33,389	$9.10
C Class, $0.01 Par Value	$5,109,509	591,661	$8.64
R Class, $0.01 Par Value	$835,099	90,839	$9.19

*Maximum offering price $9.55 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $304,376)	$5,976,947
Interest	943
5,977,890
Expenses:
Management fees	5,589,031
Distribution and service fees:
A Class	39,055
B Class	1,609
C Class	26,457
R Class	2,045
Directors’ fees and expenses	17,447
Other expenses	1,355
5,676,999

Net investment income (loss)	300,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	47,775,856
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $93,358)	8,212,953
55,988,809

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(244,235))	(3,927,297)
Translation of assets and liabilities in foreign currencies	7,092,610
3,165,313

Net realized and unrealized gain (loss)	59,154,122

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,455,013

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$300,891	$(207,000)
Net realized gain (loss)	55,988,809	77,686,448
Change in net unrealized appreciation (depreciation)	3,165,313	14,439,135
Net increase (decrease) in net assets resulting from operations	59,455,013	91,918,583

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(66,465,808)	(55,654,147)

Redemption Fees
Increase in net assets from redemption fees	103,593	224,631

Net increase (decrease) in net assets	(6,907,202)	36,489,067

Net Assets
Beginning of period	660,913,772	624,424,705
End of period	$654,006,570	$660,913,772

Accumulated undistributed net investment income (loss)	$174,469	$(126,422)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing at least 80% of its assets in equity securities of companies located in emerging market countries.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may

14

cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Exchange-Traded Funds — The fund may invest in exchange-traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the

15

date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.25% to 1.85% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.69% for the Investor Class, A Class, B Class, C Class and R Class and 1.49% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

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Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 13% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $239,747,836 and $322,629,383, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	235,000,000		235,000,000
Sold	3,926,535	$34,933,061	10,049,637	$78,127,996
Redeemed	(9,862,598)	(87,558,146)	(18,943,255)	(143,285,753)
	(5,936,063)	(52,625,085)	(8,893,618)	(65,157,757)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	470,021	4,245,870	2,068,557	15,260,457
Redeemed	(1,284,317)	(11,730,111)	(1,073,145)	(8,148,864)
	(814,296)	(7,484,241)	995,412	7,111,593
A Class/Shares Authorized	40,000,000		40,000,000
Sold	1,719,318	15,285,720	1,865,594	14,476,416
Redeemed	(2,402,333)	(20,941,780)	(1,549,076)	(11,528,392)
	(683,015)	(5,656,060)	316,518	2,948,024
B Class/Shares Authorized	10,000,000		10,000,000
Sold	1,888	16,653	8,745	69,194
Redeemed	(5,588)	(48,436)	(4,918)	(35,138)
	(3,700)	(31,783)	3,827	34,056
C Class/Shares Authorized	5,000,000		5,000,000
Sold	42,192	354,191	134,226	979,767
Redeemed	(113,740)	(955,292)	(250,782)	(1,785,645)
	(71,548)	(601,101)	(116,556)	(805,878)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	16,334	144,274	69,308	533,453
Redeemed	(23,871)	(211,812)	(41,838)	(317,638)
	(7,537)	(67,538)	27,470	215,815
Net increase (decrease)	(7,516,159)	$(66,465,808)	(7,666,947)	$(55,654,147)

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$64,594,395	$572,792,211	—
Temporary Cash Investments	95,235	23,300,000	—
Total Value of Investment Securities	$64,689,630	$596,092,211	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$458,297,975
Gross tax appreciation of investments	$205,231,937
Gross tax depreciation of investments	(2,748,071)
Net tax appreciation (depreciation) of investments	$202,483,866

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of November 30, 2010, the fund had accumulated capital losses of $(193,823,726), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(76,617,325) and $(117,206,401) expire in 2016 and 2017, respectively.

The fund has elected to treat $(122,585) of net foreign currency losses incurred in the one-month period ended November 30, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.46		$7.28	$4.17	$12.69	$10.06	$8.25
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)	— (3)	0.01	0.09	0.10	0.11
Net Realized and Unrealized Gain (Loss)	0.81		1.18	3.13	(7.21)	4.06	3.11
Total From Investment Operations	0.81		1.18	3.14	(7.12)	4.16	3.22
Distributions
From Net Investment Income	—		—	(0.03)	(0.10)	(0.13)	(0.05)
From Net Realized Gains	—		—	—	(1.31)	(1.42)	(1.37)
Total Distributions	—		—	(0.03)	(1.41)	(1.55)	(1.42)
Redemption Fees(2)	—	(3)	— (3)	— (3)	0.01	0.02	0.01
Net Asset Value, End of Period	$9.27		$8.46	$7.28	$4.17	$12.69	$10.06

Total Return(4)	9.57%		16.21%	75.36%	(62.66)%	48.81%	46.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.70	%(5)	1.72%	1.78%	1.66%	1.66%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10	%(5)	(0.02)%	0.11%	1.06%	0.96%	1.31%
Portfolio Turnover Rate	36%		87%	126%	121%	85%	115%
Net Assets, End of Period (in thousands)	$584,393		$583,978	$567,248	$316,695	$1,070,138	$523,813

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

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Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.65		$7.43	$4.26	$12.92	$10.21	$8.36
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01		0.02	0.02	0.12	0.12	0.12
Net Realized and Unrealized Gain (Loss)	0.82		1.20	3.18	(7.35)	4.14	3.16
Total From Investment Operations	0.83		1.22	3.20	(7.23)	4.26	3.28
Distributions
From Net Investment Income	—		—	(0.03)	(0.13)	(0.15)	(0.07)
From Net Realized Gains	—		—	—	(1.31)	(1.42)	(1.37)
Total Distributions	—		—	(0.03)	(1.44)	(1.57)	(1.44)
Redemption Fees(2)	—	(3)	— (3)	— (3)	0.01	0.02	0.01
Net Asset Value, End of Period	$9.48		$8.65	$7.43	$4.26	$12.92	$10.21

Total Return(4)	9.60%		16.42%	75.92%	(62.63)%	49.21%	46.31%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50	%(5)	1.52%	1.58%	1.46%	1.46%	1.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30	%(5)	0.18%	0.31%	1.26%	1.16%	1.51%
Portfolio Turnover Rate	36%		87%	126%	121%	85%	115%
Net Assets, End of Period (in thousands)	$37,179		$40,969	$27,787	$27,235	$74,897	$85,886

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

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A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.23		$7.10	$4.07	$12.40	$9.85	$8.11
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)		(0.02)	(0.01)	0.07	0.07	0.11
Net Realized and Unrealized Gain (Loss)	0.78		1.15	3.06	(7.03)	3.99	3.02
Total From Investment Operations	0.77		1.13	3.05	(6.96)	4.06	3.13
Distributions
From Net Investment Income	—		—	(0.02)	(0.07)	(0.11)	(0.03)
From Net Realized Gains	—		—	—	(1.31)	(1.42)	(1.37)
Total Distributions	—		—	(0.02)	(1.38)	(1.53)	(1.40)
Redemption Fees(3)	—	(4)	— (4)	— (4)	0.01	0.02	0.01
Net Asset Value, End of Period	$9.00		$8.23	$7.10	$4.07	$12.40	$9.85

Total Return(5)	9.36%		15.92%	75.24%	(62.78)%	48.61%	45.59%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.95	%(6)	1.97%	2.03%	1.91%	1.91%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15	)%(6)	(0.27)%	(0.14)%	0.81%	0.71%	1.06%
Portfolio Turnover Rate	36%		87%	126%	121%	85%	115%
Net Assets, End of Period (in thousands)	$26,186		$29,572	$23,260	$17,105	$36,795	$9,905

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

22

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.35		$7.26	$4.17	$12.67	$12.15
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.04)		(0.08)	(0.06)	0.02	(0.03)
Net Realized and Unrealized Gain (Loss)	0.79		1.17	3.15	(7.24)	0.53
Total From Investment Operations	0.75		1.09	3.09	(7.22)	0.50
Distributions
From Net Realized Gains	—		—	—	(1.29)	—
Redemption Fees(3)	—	(4)	— (4)	— (4)	0.01	0.02
Net Asset Value, End of Period	$9.10		$8.35	$7.26	$4.17	$12.67

Total Return(5)	8.98%		15.01%	74.10%	(63.09)%	4.28%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.70	%(6)	2.72%	2.78%	2.67%	2.58	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.90	)%(6)	(1.02)%	(0.89)%	0.05%	(1.30	)%(6)
Portfolio Turnover Rate	36%		87%	126%	121%	85	%(7)
Net Assets, End of Period (in thousands)	$304		$310	$241	$113	$54

(1)	Six months ended May 31, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through November 30, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.93		$6.89	$3.96	$12.10	$9.64	$7.95
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.04)		(0.07)	(0.05)	0.01	(0.01)	0.03
Net Realized and Unrealized Gain (Loss)	0.75		1.11	2.98	(6.87)	3.90	2.99
Total From Investment Operations	0.71		1.04	2.93	(6.86)	3.89	3.02
Distributions
From Net Investment Income	—		—	—	—	(0.03)	—
From Net Realized Gains	—		—	—	(1.29)	(1.42)	(1.34)
Total Distributions	—		—	—	(1.29)	(1.45)	(1.34)
Redemption Fees(2)	—	(3)	— (3)	— (3)	0.01	0.02	0.01
Net Asset Value, End of Period	$8.64		$7.93	$6.89	$3.96	$12.10	$9.64

Total Return(4)	8.95%		15.09%	73.99%	(63.09)%	47.39%	44.59%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.70	%(5)	2.72%	2.78%	2.66%	2.66%	2.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.90	)%(5)	(1.02)%	(0.89)%	0.06%	(0.04)%	0.31%
Portfolio Turnover Rate	36%		87%	126%	121%	85%	115%
Net Assets, End of Period (in thousands)	$5,110		$5,257	$5,372	$3,217	$9,098	$2,581

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.42		$7.28	$4.17	$12.68	$12.15
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.02)		(0.04)	(0.02)	0.05	(0.01)
Net Realized and Unrealized Gain (Loss)	0.79		1.18	3.14	(7.22)	0.52
Total From Investment Operations	0.77		1.14	3.12	(7.17)	0.51
Distributions
From Net Investment Income	—		—	(0.01)	(0.04)	—
From Net Realized Gains	—		—	—	(1.31)	—
Total Distributions	—		—	(0.01)	(1.35)	—
Redemption Fees(3)	—	(4)	— (4)	— (4)	0.01	0.02
Net Asset Value, End of Period	$9.19		$8.42	$7.28	$4.17	$12.68

Total Return(5)	9.14%		15.66%	74.94%	(62.92)%	4.36%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.20	%(6)	2.22%	2.28%	2.19%	2.08	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.40	)%(6)	(0.52)%	(0.39)%	0.53%	(0.68	)%(6)
Portfolio Turnover Rate	36%		87%	126%	121%	85	%(7)
Net Assets, End of Period (in thousands)	$835		$828	$516	$144	$27

(1)	Six months ended May 31, 2011 (unaudited).

(2)	September 28, 2007 (commencement of sale) through November 30, 2007.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2007.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72026   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

Global Growth Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	20

Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGGX	14.48%	31.71%	4.40%	5.28%	8.30%	12/1/98
MSCI World Index	—	14.85%	28.07%	2.60%	3.82%	3.45%(3)	—
Institutional Class	AGGIX	14.70%	32.13%	4.61%	5.50%	2.97%	8/1/00
A Class(4) No sales charge* With sales charge*	AGGRX	14.42% 7.78%	31.40% 23.84%	4.13% 2.91%	5.00% 4.38%	7.20% 6.69%	2/5/99
B Class No sales charge* With sales charge*	ACWBX	14.00% 9.00%	30.50% 26.50%	3.36% 3.19%	— —	4.39% 4.24%	12/1/05
C Class No sales charge* With sales charge*	AGLCX	13.96% 12.96%	30.50% 30.50%	3.38% 3.38%	— —	6.56% 6.56%	3/1/02
R Class	AGORX	14.23%	31.16%	3.87%	—	5.93%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 11/30/98, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge. .

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.16%	0.96%	1.41%	2.16%	2.16%	1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	3.4%
EMC Corp.	2.7%
Danone SA	2.4%
Schlumberger Ltd.	2.2%
Oracle Corp.	2.2%
Charles Schwab Corp. (The)	2.1%
Johnson Controls, Inc.	2.0%
BHP Billiton Ltd.	2.0%
Google, Inc., Class A	1.9%
Occidental Petroleum Corp.	1.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	54.4%
Foreign Common Stocks(1)	44.4%
Total Equity Exposure	98.8%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.9%
(1)Includes depositary shares, dual listed securities and foreign ordinary shares.

Investments by Country	% of net assets
United States	54.4%
United Kingdom	10.0%
Switzerland	5.6%
Japan	5.4%
France	3.7%
People’s Republic of China	3.2%
Australia	2.6%
Germany	2.2%
Other Countries	11.7%
Cash and Equivalents(2)	1.2%
(2)Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 - 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,144.80	$5.94	1.11%
Institutional Class	$1,000	$1,147.00	$4.87	0.91%
A Class	$1,000	$1,144.20	$7.27	1.36%
B Class	$1,000	$1,140.00	$11.26	2.11%
C Class	$1,000	$1,139.60	$11.26	2.11%
R Class	$1,000	$1,142.30	$8.60	1.61%
Hypothetical
Investor Class	$1,000	$1,019.40	$5.59	1.11%
Institutional Class	$1,000	$1,020.39	$4.58	0.91%
A Class	$1,000	$1,018.15	$6.84	1.36%
B Class	$1,000	$1,014.41	$10.60	2.11%
C Class	$1,000	$1,014.41	$10.60	2.11%
R Class	$1,000	$1,016.90	$8.10	1.61%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AUSTRALIA — 2.6%
BHP Billiton Ltd.	187,220	$8,928,457
Wesfarmers Ltd.	81,030	2,883,470
		11,811,927
AUSTRIA — 1.0%
Erste Group Bank AG	91,200	4,554,017
BRAZIL — 0.2%
Natura Cosmeticos SA	34,200	910,844
CANADA — 0.3%
Suncor Energy, Inc.	35,200	1,469,619
DENMARK — 0.9%
Carlsberg A/S B Shares	19,960	2,309,551
Pandora A/S	51,220	1,748,969
		4,058,520
FRANCE — 3.7%
Danone SA	147,390	10,815,435
Pernod-Ricard SA	34,110	3,457,634
Safran SA	65,240	2,666,574
		16,939,643
GERMANY — 2.2%
Bayerische Motoren Werke AG	37,760	3,348,226
Fresenius Medical Care AG & Co. KGaA	59,650	4,329,923
Lanxess AG	26,770	2,315,273
		9,993,422
HONG KONG — 1.3%
China Unicom Ltd.	2,018,000	4,457,441
Li & Fung Ltd.	700,000	1,556,045
		6,013,486
INDONESIA — 0.8%
PT Bank Mandiri (Persero) Tbk	4,095,131	3,463,326
ITALY — 1.8%
Saipem SpA	155,900	8,235,984
JAPAN — 5.4%
FANUC CORP.	12,900	1,982,998
Komatsu Ltd.	278,700	8,341,070
Nitori Holdings Co. Ltd.	21,650	1,889,052
ORIX Corp.	52,940	5,073,313
Rakuten, Inc.	5,072	5,153,758
Unicharm Corp.	54,400	2,201,168
		24,641,359
NETHERLANDS — 1.1%
ASML Holding NV New York Shares	55,170	2,152,182
European Aeronautic Defence and Space Co. NV	78,680	2,600,823
		4,753,005
PEOPLE’S REPUBLIC OF CHINA — 3.2%
Baidu, Inc. ADR(1)	54,840	7,442,336
Industrial & Commercial Bank of China Ltd. H Shares(1)	8,344,000	7,001,560
		14,443,896
POLAND — 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	277,010	4,443,995
PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	126,360	2,366,030
RUSSIAN FEDERATION — 0.3%
Magnit OJSC GDR	49,090	1,512,989
SOUTH KOREA — 1.2%
Hyundai Motor Co.	22,420	5,264,978
SWEDEN — 0.5%
Atlas Copco AB A Shares	84,170	2,226,146
SWITZERLAND — 5.6%
ABB Ltd.(1)	136,800	3,674,138
Adecco SA(1)	83,780	5,728,816
Holcim Ltd.(1)	23,030	1,836,893
Novartis AG	64,990	4,202,831
Swatch Group AG (The)(1)	7,970	3,971,630
Xstrata plc	268,730	6,313,985
		25,728,293
TAIWAN (REPUBLIC OF CHINA) — 0.2%
HTC Corp.	25,000	1,068,543
TURKEY — 0.6%
Turkiye Garanti Bankasi AS	602,250	2,691,935
UNITED KINGDOM — 10.0%
Admiral Group plc	104,030	2,952,371
ARM Holdings plc	236,560	2,241,131
BG Group plc	307,490	7,152,691
Burberry Group plc	64,730	1,407,544
Capita Group plc (The)	383,160	4,646,273
Compass Group plc	754,860	7,365,145
HSBC Holdings plc	473,120	4,947,804
Intertek Group plc	77,120	2,602,655
Petrofac Ltd.	117,320	3,106,497
Reckitt Benckiser Group plc	96,755	5,492,509
Rio Tinto plc	55,700	3,897,258
		45,811,878

8

	Shares	Value
UNITED STATES — 54.4%
Air Products & Chemicals, Inc.	59,920	$5,697,793
Akamai Technologies, Inc.(1)	34,126	1,158,066
Amazon.com, Inc.(1)	17,560	3,453,876
American Express Co.	148,510	7,663,116
American Tower Corp., Class A(1)	127,110	7,052,063
Apache Corp.	39,660	4,941,636
Apple, Inc.(1)	45,220	15,728,873
BE Aerospace, Inc.(1)	45,760	1,712,339
Celgene Corp.(1)	50,180	3,056,464
Cerner Corp.(1)	16,450	1,975,645
Charles Schwab Corp. (The)	525,020	9,455,610
CIT Group, Inc.(1)	53,160	2,356,583
Coach, Inc.	56,520	3,598,063
Colgate-Palmolive Co.	72,900	6,380,937
Costco Wholesale Corp.	16,690	1,376,591
Danaher Corp.	140,550	7,664,192
Discovery Communications, Inc., Class A(1)	42,900	1,868,724
EMC Corp.(1)	426,470	12,141,601
Equinix, Inc.(1)	35,850	3,635,190
Expeditors International of Washington, Inc.	76,320	4,031,222
Express Scripts, Inc.(1)	133,780	7,967,937
FactSet Research Systems, Inc.	25,890	2,870,165
Fifth Third Bancorp.	267,686	3,495,979
Google, Inc., Class A(1)	16,770	8,871,665
Harley-Davidson, Inc.	189,080	7,026,213
Home Depot, Inc. (The)	79,370	2,879,544
IntercontinentalExchange, Inc.(1)	53,158	6,413,513
Johnson Controls, Inc.	234,500	9,286,200
Kraft Foods, Inc., Class A	44,820	1,567,355
Las Vegas Sands Corp.(1)	27,030	1,122,826
Liberty Global, Inc., Class A(1)	99,700	4,491,485
MasterCard, Inc., Class A	17,560	5,040,598
Occidental Petroleum Corp.	81,490	8,788,697
Oracle Corp.	293,620	10,047,676
Polypore International, Inc.(1)	13,110	859,360
Precision Castparts Corp.	51,000	8,012,100
priceline.com, Inc.(1)	8,730	4,497,609
QUALCOMM, Inc.	97,730	5,726,001
Rockwell Automation, Inc.	23,010	1,912,361
Royal Caribbean Cruises Ltd.(1)	67,140	2,618,460
Schlumberger Ltd.	117,640	10,084,101
Starbucks Corp.	85,590	3,148,856
SYSCO Corp.	90,644	2,919,643
Tractor Supply Co.	11,450	723,182
Union Pacific Corp.	70,850	7,437,124
United Parcel Service, Inc., Class B	43,330	3,184,322
VeriFone Systems, Inc.(1)	50,530	2,432,009
Walt Disney Co. (The)	93,490	3,891,989
Waters Corp.(1)	9,990	984,614
Wells Fargo & Co.	89,120	2,528,334
Whole Foods Market, Inc.	44,529	2,723,394
		248,501,896
TOTAL COMMON STOCKS (Cost $331,063,498)		450,905,731
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	52,980	52,980
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.875%, 2/15/19, valued at $1,630,990), in a joint trading account at 0.05%, dated 5/31/11, due 6/1/11 (Delivery value $1,600,002)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,652,980)		1,652,980
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $332,716,478)		452,558,711
OTHER ASSETS AND LIABILITIES — 0.9%		3,936,691
TOTAL NET ASSETS — 100.0%		$456,495,402

9

Market Sector Diversification
(as a % of net assets)
Information Technology	18.1%
Consumer Discretionary	17.6%
Industrials	15.2%
Financials	14.7%
Consumer Staples	10.3%
Energy	9.6%
Materials	6.3%
Health Care	4.5%
Telecommunication Services	2.5%
Cash and Equivalents*	1.2%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $332,716,478)	$452,558,711
Foreign currency holdings, at value (cost of $678,660)	685,832
Receivable for investments sold	5,888,853
Receivable for capital shares sold	73,014
Dividends and interest receivable	976,761
Other assets	32,925
460,216,096

Liabilities
Payable for investments purchased	3,106,161
Payable for capital shares redeemed	187,138
Accrued management fees	415,949
Distribution and service fees payable	11,446
3,720,694

Net Assets	$456,495,402

Net Assets Consist of:
Capital (par value and paid-in surplus)	$400,686,038
Accumulated net investment loss	(242,062)
Accumulated net realized loss	(63,854,253)
Net unrealized appreciation	119,905,679
$456,495,402

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$375,961,590	39,227,374	$9.58
Institutional Class, $0.01 Par Value	$42,096,740	4,352,732	$9.67
A Class, $0.01 Par Value	$32,891,322	3,478,959	$9.45*
B Class, $0.01 Par Value	$765,353	83,168	$9.20
C Class, $0.01 Par Value	$4,027,108	452,550	$8.90
R Class, $0.01 Par Value	$753,289	79,548	$9.47

*Maximum offering price $10.03 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $234,221)	$3,612,665
Interest	1,558
3,614,223
Expenses:
Management fees	2,449,033
Distribution and service fees:
A Class	42,045
B Class	4,051
C Class	24,295
R Class	1,737
Directors’ fees and expenses	12,082
Other expenses	15
2,533,258

Net investment income (loss)	1,080,965

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(32,547))	22,195,328
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $18,588)	4,987,285
27,182,613

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(22,256))	25,109,501
Translation of assets and liabilities in foreign currencies	7,423,481
32,532,982

Net realized and unrealized gain (loss)	59,715,595

Net Increase (Decrease) in Net Assets Resulting from Operations	$60,796,560

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,080,965	$1,347,177
Net realized gain (loss)	27,182,613	29,603,358
Change in net unrealized appreciation (depreciation)	32,532,982	2,576,737
Net increase (decrease) in net assets resulting from operations	60,796,560	33,527,272

Distributions to Shareholders
From net investment income:
Investor Class	(1,819,577)	(2,545,624)
Institutional Class	(300,047)	(512,165)
A Class	(82,583)	(82,118)
Decrease in net assets from distributions	(2,202,207)	(3,139,907)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(32,023,603)	(31,398,727)

Redemption Fees
Increase in net assets from redemption fees	9,458	14,569

Net increase (decrease) in net assets	26,580,208	(996,793)

Net Assets
Beginning of period	429,915,194	430,911,987
End of period	$456,495,402	$429,915,194

Accumulated undistributed net investment income (loss)	$(242,062)	$879,180

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of issuers in the United States and other developed countries.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.05% to 1.30% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.11% for the Investor Class, A Class, B Class, C Class and R Class and 0.91% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

16

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $137,144,238 and $173,361,002, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,394,318	$12,741,838	2,860,976	$22,458,592
Issued in reinvestment of distributions	162,223	1,481,093	263,938	2,088,844
Redeemed	(3,359,438)	(30,719,482)	(6,501,756)	(50,811,427)
	(1,802,897)	(16,496,551)	(3,376,842)	(26,263,991)
Institutional Class/Shares Authorized	35,000,000		35,000,000
Sold	261,843	2,433,904	812,187	6,377,294
Issued in reinvestment of distributions	32,478	299,125	63,922	510,882
Redeemed	(1,294,839)	(11,928,104)	(1,188,547)	(9,210,872)
	(1,000,518)	(9,195,075)	(312,438)	(2,322,696)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	417,476	3,757,823	1,033,001	8,031,650
Issued in reinvestment of distributions	8,817	79,446	10,288	80,224
Redeemed	(1,008,971)	(9,061,826)	(1,511,064)	(11,713,971)
	(582,678)	(5,224,557)	(467,775)	(3,602,097)
B Class/Shares Authorized	10,000,000		10,000,000
Sold	1,909	16,781	2,143	18,252
Redeemed	(17,269)	(151,124)	(16,767)	(123,192)
	(15,360)	(134,343)	(14,624)	(104,940)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	154,028	1,300,746	343,317	2,611,325
Redeemed	(288,084)	(2,455,074)	(243,114)	(1,735,817)
	(134,056)	(1,154,328)	100,203	875,508
R Class/Shares Authorized	5,000,000		5,000,000
Sold	44,763	402,066	28,084	221,956
Redeemed	(24,359)	(220,815)	(26,494)	(202,467)
	20,404	181,251	1,590	19,489
Net increase (decrease)	(3,515,105)	$(32,023,603)	(4,069,886)	$(31,398,727)

17

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$248,501,896	—	—
Foreign Common Stocks	9,594,518	$192,809,317	—
Temporary Cash Investments	52,980	1,600,000	—
Total Value of Investment Securities	$258,149,394	$194,409,317	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$336,232,630
Gross tax appreciation of investments	$120,670,592
Gross tax depreciation of investments	(4,344,511)
Net tax appreciation (depreciation) of investments	$116,326,081

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

18

As of November 30, 2010, the fund had accumulated capital losses of $(87,823,513), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(11,658,423) and $(76,165,090) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.41		$7.80	$5.90	$12.69	$10.52	$8.88
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		0.03	0.04	0.04	0.03	— (3)
Net Realized and Unrealized Gain (Loss)	1.20		0.64	1.86	(4.75)	2.41	1.70
Total From Investment Operations	1.22		0.67	1.90	(4.71)	2.44	1.70
Distributions
From Net Investment Income	(0.05)		(0.06)	— (3)	—	(0.05)	(0.06)
From Net Realized Gains	—		—	—	(2.08)	(0.22)	—
Total Distributions	(0.05)		(0.06)	— (3)	(2.08)	(0.27)	(0.06)
Net Asset Value, End of Period	$9.58		$8.41	$7.80	$5.90	$12.69	$10.52

Total Return(4)	14.48%		8.61%	32.24%	(44.01)%	23.73%	19.30%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11	%(5)	1.16%	1.22%	1.26%	1.30%	1.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.49	%(5)	0.33%	0.62%	0.40%	0.29%	(0.05)%
Portfolio Turnover Rate	31%		100%	103%	121%	108%	95%
Net Assets, End of Period (in thousands)	$375,962		$344,950	$346,590	$274,599	$481,553	$418,185

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

20

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.49		$7.90	$5.97	$12.79	$10.60	$8.95
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		0.04	0.05	0.07	0.06	0.01
Net Realized and Unrealized Gain (Loss)	1.21		0.64	1.89	(4.81)	2.42	1.72
Total From Investment Operations	1.24		0.68	1.94	(4.74)	2.48	1.73
Distributions
From Net Investment Income	(0.06)		(0.09)	(0.01)	—	(0.07)	(0.08)
From Net Realized Gains	—		—	—	(2.08)	(0.22)	—
Total Distributions	(0.06)		(0.09)	(0.01)	(2.08)	(0.29)	(0.08)
Net Asset Value, End of Period	$9.67		$8.49	$7.90	$5.97	$12.79	$10.60

Total Return(3)	14.70%		8.68%	32.61%	(43.88)%	23.99%	19.50%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.91	%(4)	0.96%	1.02%	1.05%	1.10%	1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.69	%(4)	0.53%	0.82%	0.61%	0.49%	0.15%
Portfolio Turnover Rate	31%		100%	103%	121%	108%	95%
Net Assets, End of Period (in thousands)	$42,097		$45,459	$44,752	$28,477	$16,298	$8,540

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.28		$7.67	$5.81	$12.56	$10.41	$8.79
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01		0.01	0.02	0.01	0.01	(0.03)
Net Realized and Unrealized Gain (Loss)	1.18		0.62	1.84	(4.68)	2.38	1.69
Total From Investment Operations	1.19		0.63	1.86	(4.67)	2.39	1.66
Distributions
From Net Investment Income	(0.02)		(0.02)	—	—	(0.02)	(0.04)
From Net Realized Gains	—		—	—	(2.08)	(0.22)	—
Total Distributions	(0.02)		(0.02)	—	(2.08)	(0.24)	(0.04)
Net Asset Value, End of Period	$9.45		$8.28	$7.67	$5.81	$12.56	$10.41

Total Return(4)	14.42%		8.20%	32.01%	(44.17)%	23.74%	18.97%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.36	%(5)	1.41%	1.47%	1.51%	1.55%	1.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24	%(5)	0.08%	0.37%	0.15%	0.04%	(0.30)%
Portfolio Turnover Rate	31%		100%	103%	121%	108%	95%
Net Assets, End of Period (in thousands)	$32,891		$33,641	$34,744	$22,447	$18,402	$5,571

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

22

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.07		$7.51	$5.73	$12.50	$10.42	$9.02
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.02)		(0.05)	(0.03)	(0.05)	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss)	1.15		0.61	1.81	(4.64)	2.38	1.57
Total From Investment Operations	1.13		0.56	1.78	(4.69)	2.30	1.46
Distributions
From Net Investment Income	—		—	—	—	—	(0.06)
From Net Realized Gains	—		—	—	(2.08)	(0.22)	—
Total Distributions	—		—	—	(2.08)	(0.22)	(0.06)
Net Asset Value, End of Period	$9.20		$8.07	$7.51	$5.73	$12.50	$10.42

Total Return(3)	14.00%		7.46%	31.06%	(44.62)%	22.51%	16.29%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.11	%(4)	2.16%	2.22%	2.26%	2.30%	2.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.51	)%(4)	(0.67)%	(0.38)%	(0.60)%	(0.71)%	(1.05)%
Portfolio Turnover Rate	31%		100%	103%	121%	108%	95%
Net Assets, End of Period (in thousands)	$765		$795	$850	$426	$639	$352

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$7.81		$7.27	$5.54	$12.16	$10.14	$8.59
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.03)		(0.05)	(0.02)	(0.05)	(0.07)	(0.10)
Net Realized and Unrealized Gain (Loss)	1.12		0.59	1.75	(4.49)	2.31	1.65
Total From Investment Operations	1.09		0.54	1.73	(4.54)	2.24	1.55
Distributions
From Net Realized Gains	—		—	—	(2.08)	(0.22)	—
Net Asset Value, End of Period	$8.90		$7.81	$7.27	$5.54	$12.16	$10.14

Total Return(3)	13.96%		7.43%	31.23%	(44.64)%	22.54%	18.04%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.11	%(4)	2.16%	2.22%	2.26%	2.30%	2.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.51	)%(4)	(0.67)%	(0.38)%	(0.60)%	(0.71)%	(1.05)%
Portfolio Turnover Rate	31%		100%	103%	121%	108%	95%
Net Assets, End of Period (in thousands)	$4,027		$4,579	$3,535	$2,382	$2,625	$1,050

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$8.29		$7.67	$5.82	$12.62	$10.47	$8.86
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)	(0.01)	— (3)	(0.01)	0.02	(0.05)
Net Realized and Unrealized Gain (Loss)	1.18		0.63	1.85	(4.71)	2.35	1.71
Total From Investment Operations	1.18		0.62	1.85	(4.72)	2.37	1.66
Distributions
From Net Investment Income	—		—	—	—	—	(0.05)
From Net Realized Gains	—		—	—	(2.08)	(0.22)	—
Total Distributions	—		—	—	(2.08)	(0.22)	(0.05)
Net Asset Value, End of Period	$9.47		$8.29	$7.67	$5.82	$12.62	$10.47

Total Return(4)	14.23%		8.08%	31.79%	(44.40)%	23.08%	18.79%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61	%(5)	1.66%	1.72%	1.76%	1.80%	1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01	)%(5)	(0.17)%	0.12%	(0.10)%	(0.21)%	(0.55)%
Portfolio Turnover Rate	31%		100%	103%	121%	108%	95%
Net Assets, End of Period (in thousands)	$753		$490	$442	$253	$202	$32

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72024   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

International Discovery Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	TWEGX	14.88%	40.12%	2.85%	8.94%	12.34%	4/1/94
MSCI All Country World ex-U.S. Mid Cap Growth Index	—	15.14%	36.44%	3.56%	7.61%	N/A(3)	—
Institutional Class	TIDIX	14.91%	40.51%	3.06%	9.16%	11.16%	1/2/98
A Class(4) No sales charge* With sales charge*	ACIDX	14.68% 8.09%	39.85% 31.87%	2.61% 1.40%	8.68% 8.03%	9.19% 8.69%	4/28/98
C Class No sales charge* With sales charge*	TWECX	14.26% 13.26%	38.69% 38.69%	— —	— —	24.89% 24.89%	3/1/10
R Class	TWERX	14.50%	39.38%	—	—	25.51%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Benchmark data first available June 1994.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.43%	1.23%	1.68%	2.43%	1.93%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Iluka Resources Ltd.	3.1%
Sulzer AG	2.9%
Hexagon AB B Shares	2.6%
Technip SA	2.5%
Lottomatica SpA	2.4%
Celltrion, Inc.	2.1%
Xinyi Glass Holdings Ltd.	2.1%
Focus Media Holding Ltd. ADR	2.0%
Wacker Chemie AG	1.9%
Safran SA	1.9%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks & Rights	99.0%
Other Assets and Liabilities	1.0%

Investments by Country	% of net assets
United Kingdom	11.6%
France	9.8%
Germany	8.2%
Japan	8.0%
People’s Republic of China	6.6%
Australia	6.2%
Canada	6.2%
Sweden	5.8%
South Korea	5.4%
Hong Kong	4.9%
Switzerland	4.6%
Italy	3.0%
Finland	2.6%
Netherlands	2.1%
Other Countries	14.0%
Other Assets and Liabilities	1.0%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 - 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,148.80	$7.50	1.40%
Institutional Class	$1,000	$1,149.10	$6.43	1.20%
A Class	$1,000	$1,146.80	$8.83	1.65%
C Class	$1,000	$1,142.60	$12.82	2.40%
R Class	$1,000	$1,145.00	$10.16	1.90%
Hypothetical
Investor Class	$1,000	$1,017.95	$7.04	1.40%
Institutional Class	$1,000	$1,018.95	$6.04	1.20%
A Class	$1,000	$1,016.70	$8.30	1.65%
C Class	$1,000	$1,012.96	$12.04	2.40%
R Class	$1,000	$1,015.46	$9.55	1.90%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks & Rights — 99.0%
AUSTRALIA — 6.2%
Amcor Ltd.	1,092,600	$8,443,739
Boart Longyear Ltd.	2,912,100	13,361,994
Cochlear Ltd.	86,900	7,423,344
Iluka Resources Ltd.	2,024,300	33,975,770
Mesoblast Ltd.(1)	593,000	5,152,624
		68,357,471
AUSTRIA — 1.6%
Andritz AG	166,400	17,529,139
BELGIUM — 1.7%
Bekaert SA	112,500	11,946,117
UCB SA	136,100	6,504,969
		18,451,086
BRAZIL — 1.3%
CETIP SA - Balcao Organizado de Ativos e Derivativos	666,900	10,144,573
CETIP SA - Balcao Organizado de Ativos e Derivativos Rights(1)	4,912	5,293
Cia Hering	180,800	4,112,763
		14,262,629
CANADA — 6.2%
Finning International, Inc.	426,600	12,654,677
First Quantum Minerals Ltd.	129,900	17,665,918
Gildan Activewear, Inc.	376,300	14,021,190
IAMGOLD Corp.	469,400	9,893,325
Open Text Corp.(1)	209,200	13,650,300
		67,885,410
CAYMAN ISLANDS — 1.0%
Herbalife Ltd.	200,800	11,301,024
FINLAND — 2.6%
Metso Oyj	206,900	11,945,784
Nokian Renkaat Oyj	341,100	16,649,806
		28,595,590
FRANCE — 9.8%
Alcatel-Lucent(1)	1,878,900	10,635,502
Arkema SA	101,700	11,164,427
Edenred	455,700	13,545,826
Faurecia	293,600	12,574,480
Rexel SA	416,800	10,639,569
Safran SA	514,700	21,037,486
Technip SA	251,600	27,113,662
		106,710,952
GERMANY — 8.2%
Brenntag AG(1)	33,900	4,037,298
Fraport AG	54,100	4,437,162
Hugo Boss AG Preference Shares	139,300	12,559,059
Kabel Deutschland Holding AG(1)	234,700	16,032,042
Kloeckner & Co. SE	382,900	11,334,147
Kloeckner & Co. SE Rights(1)	382,900	1,292,169
Lanxess AG	222,100	19,208,898
Wacker Chemie AG	95,300	21,265,786
		90,166,561
HONG KONG — 4.9%
Brilliance China Automotive Holdings Ltd.(1)	13,746,000	12,597,475
China Lumena New Materials Corp.	17,155,600	7,617,557
China Resources Cement Holdings Ltd.	8,392,000	8,284,517
Lonking Holdings Ltd.	3,969,000	2,238,357
Xinyi Glass Holdings Ltd.	22,174,000	22,636,826
		53,374,732
INDIA — 1.6%
Canara Bank	400,400	4,838,316
Cummins India Ltd.	143,700	2,194,291
HCL Technologies Ltd.	301,200	3,449,108
Titan Industries Ltd.	66,500	6,511,485
		16,993,200
IRELAND — 1.8%
Experian plc	976,900	12,897,246
Shire plc	210,900	6,671,887
		19,569,133
ISRAEL — 0.7%
Mellanox Technologies Ltd.(1)	246,500	7,611,920
ITALY — 3.0%
Azimut Holding SpA	455,600	4,937,030
Davide Campari-Milano SpA	144,500	1,086,446
Lottomatica SpA(1)	1,316,100	26,712,505
		32,735,981
JAPAN — 8.0%
Anritsu Corp.	1,132,000	9,284,512
CyberAgent, Inc.	1,700	5,811,525
JGC Corp.	215,000	5,752,283
Makita Corp.	232,900	9,911,462
NGK Insulators Ltd.	339,000	5,870,272
Nippon Shokubai Co. Ltd.	1,187,000	14,962,108

8

	Shares	Value
Omron Corp.	488,000	$12,591,439
Sumitomo Heavy Industries Ltd.	363,000	2,515,769
Teijin Ltd.	4,393,000	20,314,885
		87,014,255
NETHERLANDS — 2.1%
Chicago Bridge & Iron Co. NV New York Shares	145,700	5,545,342
Gemalto NV	112,500	5,525,477
NXP Semiconductor NV(1)	411,900	11,751,507
		22,822,326
NORWAY — 1.6%
Aker Solutions ASA	796,400	17,639,470
PEOPLE’S REPUBLIC OF CHINA — 6.6%
China Yurun Food Group Ltd.	4,259,000	13,887,545
Country Garden Holdings Co.	9,772,000	4,326,999
Dongyue Group	4,562,000	4,687,025
Evergrande Real Estate Group Ltd.	5,286,000	3,728,700
Focus Media Holding Ltd. ADR(1)	705,600	22,050,000
New Oriental Education & Technology Group ADR(1)	35,700	4,134,774
Renren, Inc. ADR(1)	80,726	1,037,329
Spreadtrum Communication, Inc. ADR(1)	928,600	17,912,694
		71,765,066
SINGAPORE — 1.1%
Biosensors International Group Ltd.(1)	2,593,000	2,691,365
SembCorp Marine Ltd.	2,180,000	9,457,304
		12,148,669
SOUTH KOREA — 5.4%
Celltrion, Inc.	674,800	23,026,916
Daelim Industrial Co. Ltd.	21,800	2,150,088
Hankook Tire Co. Ltd.	139,600	5,843,705
Hyundai Steel Co.	131,200	14,509,813
NCSoft Corp.	51,900	13,611,998
		59,142,520
SWEDEN — 5.8%
Hexagon AB B Shares	1,056,100	28,758,397
Lundin Petroleum AB(1)	1,061,300	14,848,134
Swedish Match AB	551,600	19,500,130
		63,106,661
SWITZERLAND — 4.6%
Aryzta AG	186,400	10,378,445
Sulzer AG	173,600	31,471,775
Wolseley plc	255,500	8,664,972
		50,515,192
TAIWAN (REPUBLIC OF CHINA) — 1.4%
Catcher Technology Co. Ltd.	1,050,000	6,870,044
TPK Holding Co. Ltd.(1)	259,000	8,457,387
		15,327,431
THAILAND — 0.2%
Banpu PCL	112,200	2,729,654
UNITED KINGDOM — 11.6%
Afren plc(1)	4,212,700	11,531,563
Aggreko plc	651,700	20,094,028
ARM Holdings plc	1,507,700	14,283,707
ASOS plc(1)	112,800	4,408,049
Burberry Group plc	476,800	10,367,945
Croda International plc	353,700	11,351,761
IMI plc	648,500	11,125,722
Persimmon plc	1,054,200	8,323,007
Schroders plc	276,400	7,466,662
Subsea 7 SA(1)	693,300	18,444,961
Willis Group Holdings plc	242,400	10,059,600
		127,457,005
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $902,145,659)		1,083,213,077
OTHER ASSETS AND LIABILITIES — 1.0%		10,540,953
TOTAL NET ASSETS — 100.0%		$1,093,754,030

Market Sector Diversification
(as a % of net assets)
Industrials	26.2%
Consumer Discretionary	19.3%
Materials	18.6%
Information Technology	12.5%
Energy	8.4%
Consumer Staples	5.1%
Health Care	4.7%
Financials	4.2%
Other Assets and Liabilities	1.0%

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $902,145,659)	$1,083,213,077
Foreign currency holdings, at value (cost of $1,177,221)	1,195,243
Receivable for investments sold	16,226,793
Receivable for capital shares sold	199,485
Dividends and interest receivable	3,039,637
Other assets	177,774
1,104,052,009

Liabilities
Disbursements in excess of demand deposit cash	688,545
Payable for investments purchased	7,962,695
Payable for capital shares redeemed	372,631
Accrued management fees	1,272,982
Distribution and service fees payable	1,126
10,297,979

Net Assets	$1,093,754,030

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,177,186,343
Undistributed net investment income	3,069,355
Accumulated net realized loss	(267,629,606)
Net unrealized appreciation	181,127,938
$1,093,754,030

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$983,542,527	86,692,321	$11.35
Institutional Class, $0.01 Par Value	$105,522,907	9,192,796	$11.48
A Class, $0.01 Par Value	$4,447,788	401,161	$11.09*
C Class, $0.01 Par Value	$207,600	18,496	$11.22
R Class, $0.01 Par Value	$33,208	2,941	$11.29

*Maximum offering price $11.77 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,199,048)	$10,755,290
Interest	1,755
10,757,045
Expenses:
Management fees	7,284,826
Distribution and service fees:
A Class	5,809
C Class	686
R Class	79
Directors’ fees and expenses	25,621
Other expenses	1,865
7,318,886

Net investment income (loss)	3,438,159

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $359,895)	99,484,564
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $344,908)	25,962,358
125,446,922

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(772,440))	(20,912,860)
Translation of assets and liabilities in foreign currencies	35,777,841
14,864,981

Net realized and unrealized gain (loss)	140,311,903

Net Increase (Decrease) in Net Assets Resulting from Operations	$143,750,062

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$3,438,159	$107,461
Net realized gain (loss)	125,446,922	177,770,803
Change in net unrealized appreciation (depreciation)	14,864,981	(41,952,929)
Net increase (decrease) in net assets resulting from operations	143,750,062	135,925,335

Distributions to Shareholders
From net investment income:
Investor Class	—	(1,891,482)
Institutional Class	—	(506,500)
Decrease in net assets from distributions	—	(2,397,982)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(30,666,123)	(112,046,954)

Redemption Fees
Increase in net assets from redemption fees	54,076	98,785

Net increase (decrease) in net assets	113,138,015	21,579,184

Net Assets
Beginning of period	980,616,015	959,036,831
End of period	$1,093,754,030	$980,616,015

Accumulated undistributed net investment income (loss)	$3,069,355	$(368,804)

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies that are small- to medium-sized at time of purchase and are located in foreign developed countries or emerging market countries.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the C Class and R Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

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The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the

14

date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.20% to 1.75% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.40% for the Investor Class, A Class, C Class and R Class and 1.20% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

15

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $998,776,929 and $1,031,350,764, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	5,644,118	$61,444,719	5,837,481	$53,064,107
Issued in reinvestment of distributions	—	—	203,829	1,811,258
Redeemed	(7,864,825)	(85,314,628)	(19,175,078)	(171,056,059)
	(2,220,707)	(23,869,909)	(13,133,768)	(116,180,694)
Institutional Class/Shares Authorized	70,000,000		70,000,000
Sold	545,497	5,981,317	2,373,343	22,884,811
Issued in reinvestment of distributions	—	—	53,799	482,824
Redeemed	(1,081,768)	(11,860,477)	(1,913,932)	(17,129,073)
	(536,271)	(5,879,160)	513,210	6,238,562
A Class/Shares Authorized	10,000,000		10,000,000
Sold	48,775	520,037	163,936	1,475,514
Redeemed	(145,520)	(1,554,725)	(423,496)	(3,674,496)
	(96,745)	(1,034,688)	(259,560)	(2,198,982)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	11,986	130,938	7,793	69,160
Redeemed	(1,283)	(13,304)	—	—
	10,703	117,634	7,793	69,160
R Class/Shares Authorized	10,000,000		10,000,000
Sold	—	—	2,941	25,000
Net increase (decrease)	(2,843,020)	$(30,666,123)	(12,869,384)	$(112,046,954)

(1)	March 1, 2010 (commencement of sale) through November 30, 2010 for the C Class and R Class.

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Total Value of Investment Securities	$105,054,490	$978,158,587	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in common stocks of smaller companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$903,767,723
Gross tax appreciation of investments	$190,985,948
Gross tax depreciation of investments	(11,540,594)
Net tax appreciation (depreciation) of investments	$179,445,354

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2010, the fund had accumulated capital losses of $(389,320,386), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any

17

given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(147,835,731) and $(241,484,655) expire in 2016 and 2017, respectively.

The fund has elected to treat $(374,381) of net foreign currency losses incurred in the one-month period ended November 30, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010		2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.88		$8.55		$6.26	$18.40	$18.01	$15.94
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03		—	(3)	0.01	0.06	0.05	(0.02)
Net Realized and Unrealized Gain (Loss)	1.44		1.35		2.34	(8.09)	4.60	5.00
Total From Investment Operations	1.47		1.35		2.35	(8.03)	4.65	4.98
Distributions
From Net Investment Income	—		(0.02)		(0.06)	(0.06)	—	(0.13)
From Net Realized Gains	—		—		—	(4.05)	(4.26)	(2.78)
Total Distributions	—		(0.02)		(0.06)	(4.11)	(4.26)	(2.91)
Net Asset Value, End of Period	$11.35		$9.88		$8.55	$6.26	$18.40	$18.01

Total Return(4)	14.88%		15.80%		38.06%	(55.48)%	32.18%	36.41%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.40	%(5)	1.43%		1.48%	1.37%	1.36%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.63	%(5)	0.00	%(6)	0.13%	0.51%	0.30%	(0.11)%
Portfolio Turnover Rate	95%		199%		207%	175%	162%	148%
Net Assets, End of Period (in thousands)	$983,543		$878,530		$872,865	$713,764	$1,758,335	$1,446,955

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

19

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.99		$8.66	$6.34	$18.59	$18.16	$16.06
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.02	0.02	0.08	0.09	0.04
Net Realized and Unrealized Gain (Loss)	1.44		1.36	2.37	(8.18)	4.64	5.00
Total From Investment Operations	1.49		1.38	2.39	(8.10)	4.73	5.04
Distributions
From Net Investment Income	—		(0.05)	(0.07)	(0.10)	—	(0.16)
From Net Realized Gains	—		—	—	(4.05)	(4.30)	(2.78)
Total Distributions	—		(0.05)	(0.07)	(4.15)	(4.30)	(2.94)
Net Asset Value, End of Period	$11.48		$9.99	$8.66	$6.34	$18.59	$18.16

Total Return(3)	14.91%		16.06%	38.32%	(55.37)%	32.45%	36.65%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.20	%(4)	1.23%	1.28%	1.17%	1.16%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83	%(4)	0.20%	0.33%	0.71%	0.50%	0.09%
Portfolio Turnover Rate	95%		199%	207%	175%	162%	148%
Net Assets, End of Period (in thousands)	$105,523		$97,167	$79,830	$55,091	$145,723	$105,849

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

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A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.67		$8.37	$6.13	$18.08	$17.76	$15.75
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01		(0.02)	— (4)	0.06	0.07	(0.08)
Net Realized and Unrealized Gain (Loss)	1.41		1.32	2.29	(7.95)	4.46	4.96
Total From Investment Operations	1.42		1.30	2.29	(7.89)	4.53	4.88
Distributions
From Net Investment Income	—		—	(0.05)	(0.01)	—	(0.09)
From Net Realized Gains	—		—	—	(4.05)	(4.21)	(2.78)
Total Distributions	—		—	(0.05)	(4.06)	(4.21)	(2.87)
Net Asset Value, End of Period	$11.09		$9.67	$8.37	$6.13	$18.08	$17.76

Total Return(5)	14.68%		15.53%	37.71%	(55.56)%	31.83%	36.08%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.65	%(6)	1.68%	1.73%	1.63%	1.61%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38	%(6)	(0.25)%	(0.12)%	0.25%	0.05%	(0.36)%
Portfolio Turnover Rate	95%		199%	207%	175%	162%	148%
Net Assets, End of Period (in thousands)	$4,448		$4,814	$6,342	$10,622	$2,494	$7

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

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C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.82		$8.50
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01		(0.05)
Net Realized and Unrealized Gain (Loss)	1.39		1.37
Total From Investment Operations	1.40		1.32
Net Asset Value, End of Period	$11.22		$9.82

Total Return(4)	14.26%		15.53%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.40	%(5)	2.43	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.37	)%(5)	(0.77	)%(5)
Portfolio Turnover Rate	95%		199	%(6)
Net Assets, End of Period (in thousands)	$208		$77

(1)	Six months ended May 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through November 30, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

22

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.86		$8.50
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01		(0.01)
Net Realized and Unrealized Gain (Loss)	1.42		1.37
Total From Investment Operations	1.43		1.36
Net Asset Value, End of Period	$11.29		$9.86

Total Return(4)	14.50%		16.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.90	%(5)	1.93	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13	%(5)	(0.16	)%(5)
Portfolio Turnover Rate	95%		199	%(6)
Net Assets, End of Period (in thousands)	$33		$29

(1)	Six months ended May 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through November 30, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72027   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

International Growth Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	20

Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	TWIEX	16.63%	37.13%	4.04%	4.36%	8.48%	5/9/91
MSCI EAFE Index	—	14.92%	30.69%	1.73%	5.35%	5.71%(3)	—
MSCI EAFE Growth Index	—	14.36%	33.31%	2.86%	4.92%	4.28%(3)	—
Institutional Class	TGRIX	16.80%	37.49%	4.25%	4.58%	6.19%	11/20/97
A Class(4) No sales charge* With sales charge*	TWGAX	16.55% 9.82%	36.90% 29.09%	3.78% 2.55%	4.09% 3.48%	6.75% 6.32%	10/2/96
B Class No sales charge* With sales charge*	CBIGX	16.09% 11.09%	35.82% 31.82%	3.02% 2.85%	— —	9.23% 9.23%	1/31/03
C Class No sales charge* With sales charge*	AIWCX	16.09% 15.09%	35.95% 35.95%	3.02% 3.02%	— —	3.29% 3.29%	6/4/01
R Class	ATGRX	16.40%	36.51%	3.53%	—	8.60%	8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/91, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.35%	1.15%	1.60%	2.35%	2.35%	1.85%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Novartis AG	2.1%
Rio Tinto plc	1.9%
Nestle SA	1.8%
BHP Billiton Ltd.	1.6%
Xstrata plc	1.5%
Danone SA	1.5%
BG Group plc	1.5%
Saipem SpA	1.5%
Nissan Motor Co. Ltd.	1.5%
Hyundai Motor Co.	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.6%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United Kingdom	17.0%
Switzerland	12.2%
France	11.7%
Japan	10.8%
Germany	7.3%
Sweden	3.9%
Italy	3.4%
Netherlands	3.1%
Australia	3.0%
People’s Republic of China	2.3%
Hong Kong	2.3%
Ireland	2.2%
South Korea	2.0%
Other Countries	18.4%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,166.30	$7.08	1.31%
Institutional Class	$1,000	$1,168.00	$6.00	1.11%
A Class	$1,000	$1,165.50	$8.42	1.56%
B Class	$1,000	$1,160.90	$12.45	2.31%
C Class	$1,000	$1,160.90	$12.45	2.31%
R Class	$1,000	$1,164.00	$9.77	1.81%
Hypothetical
Investor Class	$1,000	$1,018.40	$6.59	1.31%
Institutional Class	$1,000	$1,019.40	$5.59	1.11%
A Class	$1,000	$1,017.15	$7.85	1.56%
B Class	$1,000	$1,013.41	$11.60	2.31%
C Class	$1,000	$1,013.41	$11.60	2.31%
R Class	$1,000	$1,015.91	$9.10	1.81%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AUSTRALIA — 3.0%
BHP Billiton Ltd.	609,396	$29,061,884
Commonwealth Bank of Australia	162,070	8,776,158
Iluka Resources Ltd.	281,550	4,725,524
Wesfarmers Ltd.	326,524	11,619,426
		54,182,992
BELGIUM — 1.3%
Anheuser-Busch InBev NV	271,909	16,427,013
Umicore SA	136,214	7,517,031
		23,944,044
BERMUDA — 0.7%
Seadrill Ltd.	341,530	12,396,189
CANADA — 1.3%
Canadian National Railway Co.	181,019	14,156,794
Suncor Energy, Inc.	213,830	8,927,515
		23,084,309
DENMARK — 1.7%
Christian Hansen Holding A/S	339,710	8,177,867
Novo Nordisk A/S B Shares	178,617	22,423,748
		30,601,615
FINLAND — 0.5%
Fortum Oyj	280,131	9,390,845
FRANCE — 11.7%
Accor SA	291,447	13,389,883
Air Liquide SA	147,077	20,462,799
Alcatel-Lucent(1)	1,543,670	8,737,934
BNP Paribas	248,689	19,456,691
Cie Generale d’Optique Essilor International SA	135,113	10,979,682
Danone SA	368,926	27,071,680
Eutelsat Communications SA	238,770	10,616,165
LVMH Moet Hennessy Louis Vuitton SA	99,246	17,366,010
Pernod-Ricard SA	108,487	10,997,021
Publicis Groupe SA	168,918	9,321,070
Safran SA	541,370	22,127,577
Schneider Electric SA	102,817	16,974,541
Technip SA	185,380	19,977,467
Zodiac Aerospace	56,130	4,522,768
		212,001,288
GERMANY — 7.3%
adidas AG	107,430	8,092,943
Allianz SE	126,610	17,506,987
BASF SE	171,890	15,881,538
Bayerische Motoren Werke AG	192,128	17,036,225
Fresenius Medical Care AG & Co. KGaA	180,644	13,112,735
Kabel Deutschland Holding AG(1)	271,135	18,520,868
SAP AG	174,360	10,849,601
Siemens AG	163,343	21,858,753
ThyssenKrupp AG	214,280	10,205,885
		133,065,535
HONG KONG — 2.3%
AIA Group Ltd.(1)	1,588,800	5,612,393
China Unicom Ltd. ADR	760,720	16,796,698
CNOOC Ltd.	2,157,000	5,456,405
Li & Fung Ltd.	4,832,000	10,741,153
Sun Hung Kai Properties Ltd.	174,000	2,709,269
		41,315,918
INDIA — 1.0%
Bharti Airtel Ltd.	1,288,750	10,704,964
Housing Development Finance Corp. Ltd.	249,670	3,791,739
Titan Industries Ltd.	38,930	3,811,911
		18,308,614
INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	20,391,952	17,245,842
IRELAND — 2.2%
Accenture plc, Class A	308,665	17,714,284
CRH plc	577,210	12,591,256
Shire plc	287,420	9,092,620
		39,398,160
ISRAEL — 0.5%
Teva Pharmaceutical Industries Ltd. ADR	180,697	9,197,477
ITALY — 3.4%
Pirelli & C SpA	1,235,740	12,321,809
Saipem SpA	505,508	26,705,296
UniCredit SpA	9,993,350	22,797,772
		61,824,877

8

	Shares	Value
JAPAN — 10.8%
FANUC CORP.	95,900	$14,741,823
JSR Corp.	471,900	9,368,496
Komatsu Ltd.	509,600	15,251,558
Mitsubishi Corp.	833,600	21,097,497
Mitsubishi UFJ Financial Group, Inc.	2,644,500	12,241,215
Murata Manufacturing Co. Ltd.	211,400	13,340,242
Nissan Motor Co. Ltd.	2,663,900	26,698,102
Nitori Holdings Co. Ltd.	113,100	9,868,444
ORIX Corp.	191,410	18,343,085
Rakuten, Inc.	17,660	17,944,669
SOFTBANK CORP.	325,900	12,671,863
Sumitomo Realty & Development Co. Ltd.	344,000	7,344,549
Unicharm Corp.	246,500	9,974,041
Yahoo Japan Corp.	25,528	8,464,456
		197,350,040
LUXEMBOURG — 1.1%
Millicom International Cellular SA	172,523	19,702,127
MACAU — 0.6%
Wynn Macau Ltd.	2,896,785	10,186,962
NETHERLANDS — 3.1%
ASML Holding NV	159,604	6,228,812
CNH Global NV(1)	219,415	9,285,643
European Aeronautic Defence and Space Co. NV	547,600	18,101,308
Royal Dutch Shell plc B Shares	612,364	22,255,048
		55,870,811
NORWAY — 1.0%
Petroleum Geo-Services ASA(1)	477,950	7,771,532
Yara International ASA	182,289	10,996,916
		18,768,448
PEOPLE’S REPUBLIC OF CHINA — 2.3%
Baidu, Inc. ADR(1)	134,994	18,320,036
Ctrip.com International Ltd. ADR(1)	101,918	4,586,310
Focus Media Holding Ltd. ADR(1)	186,925	5,841,406
Industrial & Commercial Bank of China Ltd. H Shares(1)	16,410,435	13,770,212
		42,517,964
POLAND — 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1,128,885	18,110,391
PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	1,212,060	22,695,242
RUSSIAN FEDERATION — 1.5%
Magnit OJSC GDR	369,832	11,398,490
Sberbank of Russia	4,257,850	15,061,250
		26,459,740
SINGAPORE — 0.5%
DBS Group Holdings Ltd.	737,000	8,846,118
SOUTH KOREA — 2.0%
Hyundai Motor Co.	99,103	23,272,755
Samsung Electronics Co. Ltd.	14,603	12,240,578
		35,513,333
SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	1,573,494	18,433,430
Inditex SA	159,068	14,471,217
		32,904,647
SWEDEN — 3.9%
Alfa Laval AB	422,483	9,332,169
Atlas Copco AB A Shares	512,444	13,553,227
Swedbank AB A Shares	1,246,021	23,199,758
Telefonaktiebolaget LM Ericsson B Shares	729,440	10,815,262
Volvo AB B Shares	809,462	14,661,151
		71,561,567
SWITZERLAND — 12.2%
ABB Ltd.(1)	479,250	12,871,569
Adecco SA(1)	221,240	15,128,232
Kuehne + Nagel International AG	69,571	10,962,321
Nestle SA	518,193	33,285,126
Novartis AG	597,643	38,648,905
SGS SA	7,855	15,625,125
Swatch Group AG (The)(1)	36,366	18,121,993
Syngenta AG(1)	57,400	19,824,995
UBS AG(1)	1,064,684	20,460,054
Wolseley plc	266,697	9,044,704
Xstrata plc	1,184,801	27,837,666
		221,810,690
TAIWAN (REPUBLIC OF CHINA) — 1.6%
HTC Corp.	467,000	19,960,384
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	690,320	9,429,771
		29,390,155
TURKEY — 0.2%
Turkiye Garanti Bankasi AS	993,872	4,442,405

9

Shares	Value
UNITED KINGDOM — 17.0%
Admiral Group plc	460,590	$13,071,543
Aggreko plc	437,950	13,503,421
Antofagasta plc	628,857	13,770,952
ARM Holdings plc	1,535,009	14,542,428
Barclays plc	2,383,005	10,889,448
BG Group plc	1,152,777	26,815,369
British American Tobacco plc	461,377	20,736,544
Burberry Group plc	550,018	11,960,059
Capita Group plc (The)	990,192	12,007,262
Carnival plc	336,909	13,573,567
Compass Group plc	464,120	4,528,404
HSBC Holdings plc (Hong Kong)	1,441,612	15,217,040
International Power plc	1,513,825	7,967,049
Kingfisher plc	1,589,120	7,529,915
National Grid plc	1,049,150	10,825,828
Petrofac Ltd.	419,148	11,098,551
Reckitt Benckiser Group plc	402,532	22,850,606
Rio Tinto plc	482,380	33,751,513
Schroders plc	329,806	8,909,370
Standard Chartered plc	478,550	12,835,259
Vodafone Group plc	6,330,467	17,624,667
Whitbread plc	200,210	5,378,537
		309,387,332
TOTAL COMMON STOCKS (Cost $1,342,058,411)		1,811,475,677
Temporary Cash Investments — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	6,459	6,459
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 4/15/12, valued at $5,813,024), in a joint trading account at 0.04%, dated 5/31/11, due 6/1/11 (Delivery value $5,700,006)		5,700,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,706,459)		5,706,459
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,347,764,870)		1,817,182,136
OTHER ASSETS AND LIABILITIES — 0.1%		1,736,248
TOTAL NET ASSETS — 100.0%		$1,818,918,384

Market Sector Diversification
(as a % of net assets)
Financials	17.5%
Consumer Discretionary	16.2%
Industrials	15.7%
Materials	12.3%
Consumer Staples	10.3%
Information Technology	8.3%
Energy	7.8%
Health Care	5.7%
Telecommunication Services	4.3%
Utilities	1.5%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,347,764,870)	$1,817,182,136
Foreign currency holdings, at value (cost of $1,786,001)	1,796,176
Receivable for investments sold	6,335,306
Receivable for capital shares sold	467,641
Dividends and interest receivable	7,895,089
Other assets	39,716
1,833,716,064

Liabilities
Payable for investments purchased	10,426,241
Payable for capital shares redeemed	2,349,033
Accrued management fees	1,953,907
Distribution and service fees payable	48,837
Accrued foreign taxes	19,662
14,797,680

Net Assets	$1,818,918,384

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,575,159,161
Undistributed net investment income	7,273,985
Accumulated net realized loss	(233,464,324)
Net unrealized appreciation	469,949,562
$1,818,918,384

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,486,519,226	125,441,325	$11.85
Institutional Class, $0.01 Par Value	$120,511,233	10,194,475	$11.82
A Class, $0.01 Par Value	$202,202,563	17,008,813	$11.89*
B Class, $0.01 Par Value	$1,294,435	109,435	$11.83
C Class, $0.01 Par Value	$3,412,616	290,300	$11.76
R Class, $0.01 Par Value	$4,978,311	416,067	$11.97

*Maximum offering price $12.62 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,336,339)	$23,143,360
Interest	32,387
23,175,747
Expenses:
Management fees	11,309,112
Distribution and service fees:
A Class	251,215
B Class	6,411
C Class	15,454
R Class	11,733
Directors’ fees and expenses	47,381
Other expenses	19,694
11,661,000

Net investment income (loss)	11,514,747

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $48,759)	84,864,554
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $36,993)	34,165,449
119,030,003

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(588,520))	64,688,608
Translation of assets and liabilities in foreign currencies	70,697,792
135,386,400

Net realized and unrealized gain (loss)	254,416,403

Net Increase (Decrease) in Net Assets Resulting from Operations	$265,931,150

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$11,514,747	$12,895,767
Net realized gain (loss)	119,030,003	133,596,891
Change in net unrealized appreciation (depreciation)	135,386,400	(48,350,927)
Net increase (decrease) in net assets resulting from operations	265,931,150	98,141,731

Distributions to Shareholders
From net investment income:
Investor Class	(19,326,415)	(19,906,669)
Institutional Class	(1,926,383)	(1,322,640)
A Class	(1,708,891)	(1,881,933)
R Class	(16,637)	(29,305)
Decrease in net assets from distributions	(22,978,326)	(23,140,547)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(35,866,332)	2,472,875

Redemption Fees
Increase in net assets from redemption fees	21,355	47,277

Net increase (decrease) in net assets	207,107,847	77,521,336

Net Assets
Beginning of period	1,611,810,537	1,534,289,201
End of period	$1,818,918,384	$1,611,810,537

Undistributed net investment income	$7,273,985	$18,737,564

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies in at least three developed countries (excluding the United States).

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.10% to 1.50% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.30% for the Investor Class, A Class, B Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by

16

American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 11% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $1,164,587,881 and $1,211,307,428, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,050,000,000		1,050,000,000
Sold	4,854,383	$54,410,519	8,998,458	$87,341,556
Issued in connection with reorganization (Note 9)	—	—	6,962,925	74,712,185
Issued in reinvestment of distributions	1,682,295	18,745,429	1,715,678	16,876,319
Redeemed	(9,353,987)	(105,735,763)	(20,641,413)	(195,052,248)
	(2,817,309)	(32,579,815)	(2,964,352)	(16,122,188)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	1,263,761	14,162,223	4,557,606	41,463,495
Issued in reinvestment of distributions	171,269	1,903,792	124,940	1,229,822
Redeemed	(809,910)	(9,141,572)	(1,958,144)	(18,855,853)
	625,120	6,924,443	2,724,402	23,837,464
A Class/Shares Authorized	125,000,000		125,000,000
Sold	2,089,696	23,492,467	4,383,626	42,679,057
Issued in reinvestment of distributions	93,927	1,049,896	128,516	1,263,884
Redeemed	(3,051,070)	(34,820,732)	(4,926,258)	(47,071,221)
	(867,447)	(10,278,369)	(414,116)	(3,128,280)
B Class/Shares Authorized	10,000,000		10,000,000
Sold	415	4,914	530	5,119
Redeemed	(11,943)	(133,609)	(31,944)	(307,445)
	(11,528)	(128,695)	(31,414)	(302,326)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	40,616	459,683	20,492	198,669
Redeemed	(15,968)	(176,253)	(74,746)	(691,551)
	24,648	283,430	(54,254)	(492,882)
R Class/Shares Authorized	5,000,000		5,000,000
Sold	45,967	526,103	136,723	1,333,762
Issued in reinvestment of distributions	1,323	14,931	2,819	27,821
Redeemed	(55,697)	(628,360)	(274,140)	(2,680,496)
	(8,407)	(87,326)	(134,598)	(1,318,913)
Net increase (decrease)	(3,054,923)	$(35,866,332)	(874,332)	$2,472,875

17

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$110,873,752	$1,700,601,925	—
Temporary Cash Investments	6,459	5,700,000	—
Total Value of Investment Securities	$110,880,211	$1,706,301,925	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,375,918,583
Gross tax appreciation of investments	$450,883,541
Gross tax depreciation of investments	(9,619,988)
Net tax appreciation (depreciation) of investments	$441,263,553

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

As of November 30, 2010, the fund had accumulated capital losses of $(317,829,746), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,397,447), $(36,440,654) and $(272,991,645) expire in 2015, 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

9. Reorganization Plan

On June 10, 2010, the Board of Directors approved a plan of reorganization (the reorganization), pursuant to which International Growth acquired all of the assets of International Stock Fund (International Stock), one fund in a series issued by the corporation, in exchange for shares of equal value of International Growth and assumption by International Growth of certain ordinary course liabilities of International Stock. The financial statements and performance history of International Growth were carried over post-reorganization. The reorganization was effective at the close of business on October 29, 2010.

The reorganization was accomplished by a tax-free exchange of shares. On October 29, 2010, International Stock exchanged its shares for shares of International Growth as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
International Stock — Investor Class	6,294,203	International Growth — Investor Class	6,962,925

The net assets of International Stock and International Growth immediately before the reorganization were $74,712,185 and $1,612,017,503, respectively. International Stock’s unrealized appreciation of $16,115,391 was combined with that of International Growth. Immediately after the reorganization, the combined net assets were $1,686,729,688. International Growth acquired capital loss carryovers of $(24,021,757) from International Stock.

Assuming the reorganization had been completed on December 1, 2009, the beginning of the annual reporting period, the pro forma results of operations for the year ended November 30, 2010, are as follows:

Net investment income (loss)	$13,368,410
Net realized/unrealized gains (losses)	92,089,745
Change in net assets resulting from operations	$105,458,155

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of International Stock that have been included in the Statement of Operations since October 29, 2010.

19

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.30		$9.75	$7.15	$14.87	$12.17	$9.75
Income From Investment Operations
Net Investment Income (Loss)(2)	0.08		0.09	0.09	0.14	0.13	0.06
Net Realized and Unrealized Gain (Loss)	1.62		0.61	2.64	(6.96)	2.66	2.54
Total From Investment Operations	1.70		0.70	2.73	(6.82)	2.79	2.60
Distributions
From Net Investment Income	(0.15)		(0.15)	(0.13)	(0.11)	(0.09)	(0.18)
From Net Realized Gains	—		—	—	(0.79)	—	—
Total Distributions	(0.15)		(0.15)	(0.13)	(0.90)	(0.09)	(0.18)
Net Asset Value, End of Period	$11.85		$10.30	$9.75	$7.15	$14.87	$12.17

Total Return(3)	16.63%		7.28%	38.66%	(48.67)%	23.09%	27.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.31	%(4)	1.35%	1.38%	1.31%	1.27%	1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.33	%(4)	0.87%	1.18%	1.18%	0.94%	0.52%
Portfolio Turnover Rate	66%		130%	151%	144%	133%	95%
Net Assets, End of Period (in thousands)	$1,486,519		$1,320,906	$1,279,615	$1,018,753	$2,267,093	$2,352,967

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

20

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.30		$9.78	$7.17	$14.91	$12.20	$9.78
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09		0.10	0.11	0.15	0.17	0.07
Net Realized and Unrealized Gain (Loss)	1.63		0.61	2.64	(6.96)	2.66	2.55
Total From Investment Operations	1.72		0.71	2.75	(6.81)	2.83	2.62
Distributions
From Net Investment Income	(0.20)		(0.19)	(0.14)	(0.14)	(0.12)	(0.20)
From Net Realized Gains	—		—	—	(0.79)	—	—
Total Distributions	(0.20)		(0.19)	(0.14)	(0.93)	(0.12)	(0.20)
Net Asset Value, End of Period	$11.82		$10.30	$9.78	$7.17	$14.91	$12.20

Total Return(3)	16.80%		7.38%	38.96%	(48.55)%	23.36%	27.19%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11	%(4)	1.15%	1.18%	1.11%	1.07%	1.06%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.53	%(4)	1.07%	1.38%	1.38%	1.14%	0.72%
Portfolio Turnover Rate	66%		130%	151%	144%	133%	95%
Net Assets, End of Period (in thousands)	$120,511		$98,610	$66,920	$37,160	$80,452	$125,814

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.29		$9.72	$7.13	$14.82	$12.12	$9.72
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		0.06	0.07	0.11	0.08	0.03
Net Realized and Unrealized Gain (Loss)	1.64		0.61	2.63	(6.94)	2.68	2.52
Total From Investment Operations	1.70		0.67	2.70	(6.83)	2.76	2.55
Distributions
From Net Investment Income	(0.10)		(0.10)	(0.11)	(0.07)	(0.06)	(0.15)
From Net Realized Gains	—		—	—	(0.79)	—	—
Total Distributions	(0.10)		(0.10)	(0.11)	(0.86)	(0.06)	(0.15)
Net Asset Value, End of Period	$11.89		$10.29	$9.72	$7.13	$14.82	$12.12

Total Return(4)	16.55%		6.98%	38.30%	(48.79)%	22.87%	26.57%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.56	%(5)	1.60%	1.63%	1.56%	1.52%	1.51%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.08	%(5)	0.62%	0.93%	0.93%	0.69%	0.27%
Portfolio Turnover Rate	66%		130%	151%	144%	133%	95%
Net Assets, End of Period (in thousands)	$202,203		$183,990	$177,804	$140,798	$241,579	$336,497

(1)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

(2)	Six months ended May 31, 2011 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

22

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.19		$9.60	$7.04	$14.68	$12.04	$9.65
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		(0.01)	0.01	0.02	— (3)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.62		0.60	2.61	(6.87)	2.64	2.52
Total From Investment Operations	1.64		0.59	2.62	(6.85)	2.64	2.47
Distributions
From Net Investment Income	—		—	(0.06)	—	—	(0.08)
From Net Realized Gains	—		—	—	(0.79)	—	—
Total Distributions	—		—	(0.06)	(0.79)	—	(0.08)
Net Asset Value, End of Period	$11.83		$10.19	$9.60	$7.04	$14.68	$12.04

Total Return(4)	16.09%		6.15%	37.36%	(49.18)%	21.93%	25.71%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.31	%(5)	2.35%	2.38%	2.31%	2.27%	2.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33	%(5)	(0.13)%	0.18%	0.18%	(0.06)%	(0.48)%
Portfolio Turnover Rate	66%		130%	151%	144%	133%	95%
Net Assets, End of Period (in thousands)	$1,294		$1,233	$1,463	$1,211	$3,320	$2,699

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

23

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.13		$9.54	$7.00	$14.60	$11.97	$9.60
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02		(0.01)	0.01	0.02	— (3)	(0.05)
Net Realized and Unrealized Gain (Loss)	1.61		0.60	2.59	(6.83)	2.63	2.50
Total From Investment Operations	1.63		0.59	2.60	(6.81)	2.63	2.45
Distributions
From Net Investment Income	—		—	(0.06)	—	—	(0.08)
From Net Realized Gains	—		—	—	(0.79)	—	—
Total Distributions	—		—	(0.06)	(0.79)	—	(0.08)
Net Asset Value, End of Period	$11.76		$10.13	$9.54	$7.00	$14.60	$11.97

Total Return(4)	16.09%		6.18%	37.29%	(49.18)%	21.97%	25.64%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.31	%(5)	2.35%	2.38%	2.31%	2.27%	2.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33	%(5)	(0.13)%	0.18%	0.18%	(0.06)%	(0.48)%
Portfolio Turnover Rate	66%		130%	151%	144%	133%	95%
Net Assets, End of Period (in thousands)	$3,413		$2,691	$3,051	$3,210	$7,318	$6,250

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

24

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.32		$9.72	$7.13	$14.81	$12.12	$9.71
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.03	0.06	0.09	0.07	0.01
Net Realized and Unrealized Gain (Loss)	1.64		0.62	2.62	(6.96)	2.65	2.53
Total From Investment Operations	1.69		0.65	2.68	(6.87)	2.72	2.54
Distributions
From Net Investment Income	(0.04)		(0.05)	(0.09)	(0.02)	(0.03)	(0.13)
From Net Realized Gains	—		—	—	(0.79)	—	—
Total Distributions	(0.04)		(0.05)	(0.09)	(0.81)	(0.03)	(0.13)
Net Asset Value, End of Period	$11.97		$10.32	$9.72	$7.13	$14.81	$12.12

Total Return(3)	16.40%		6.75%	37.97%	(48.92)%	22.48%	26.39%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.81	%(4)	1.85%	1.88%	1.81%	1.77%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83	%(4)	0.37%	0.68%	0.68%	0.44%	0.02%
Portfolio Turnover Rate	66%		130%	151%	144%	133%	95%
Net Assets, End of Period (in thousands)	$4,978		$4,381	$5,436	$2,727	$4,042	$2,106

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72023   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

International Opportunities Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	20

Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance,
portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	Since Inception	Inception Date
Investor Class	AIOIX	16.17%	41.62%	4.04%	14.46%	6/1/01
MSCI All Country World ex-U.S. Small Cap Growth Index	—	13.38%	38.49%	5.07%	9.47%(3)	—
Institutional Class	ACIOX	16.12%	41.85%	4.24%	18.22%	1/9/03
A Class No sales charge* With sales charge*	AIVOX	15.88% 9.28%	40.99% 32.77%	— —	25.73% 19.85%	3/1/10
C Class No sales charge* With sales charge*	AIOCX	15.40% 14.40%	40.08% 40.08%	— —	24.84% 24.84%	3/1/10
R Class	AIORX	15.71%	40.73%	—	25.50%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 5/31/01, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.89%	1.69%	2.14%	2.89%	2.39%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Croda International plc	2.4%
Ashtead Group plc	2.2%
Pirelli & C SpA	2.2%
Spectris plc	2.1%
Campbell Brothers Ltd.	2.1%
Ingenico	2.0%
SXC Health Solutions Corp.	1.9%
Aberdeen Asset Management plc	1.8%
Haier Electronics Group Co. Ltd.	1.7%
Major Drilling Group International, Inc.	1.6%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks & Rights	99.0%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United Kingdom	18.2%
Japan	12.3%
Canada	9.6%
People’s Republic of China	8.5%
Australia	6.0%
Italy	5.0%
Hong Kong	4.9%
France	4.3%
Taiwan (Republic of China)	4.3%
South Korea	3.3%
Germany	3.3%
India	2.2%
Brazil	2.2%
Other Countries	14.9%
Cash and Equivalents*	1.0%

*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,161.70	$9.81	1.82%
Institutional Class	$1,000	$1,161.20	$8.73	1.62%
A Class	$1,000	$1,158.80	$11.14	2.07%
C Class	$1,000	$1,154.00	$15.14	2.82%
R Class	$1,000	$1,157.10	$12.48	2.32%
Hypothetical
Investor Class	$1,000	$1,015.86	$9.15	1.82%
Institutional Class	$1,000	$1,016.85	$8.15	1.62%
A Class	$1,000	$1,014.61	$10.40	2.07%
C Class	$1,000	$1,010.87	$14.14	2.82%
R Class	$1,000	$1,013.36	$11.65	2.32%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks & Rights — 99.0%
AUSTRALIA — 6.0%
Atlas Iron Ltd.(1)	290,750	$1,154,927
Bandanna Energy Ltd.(1)	253,088	569,651
Campbell Brothers Ltd.	49,679	2,433,210
Iluka Resources Ltd.	61,508	1,032,348
Medusa Mining Ltd.	67,991	634,579
Mesoblast Ltd.(1)	58,856	511,404
PanAust Ltd.(1)	157,074	682,724
		7,018,843
AUSTRIA — 1.0%
Schoeller-Bleckmann Oilfield Equipment AG	6,640	640,658
Zumtobel AG	17,099	536,086
		1,176,744
BERMUDA — 1.4%
Archer Ltd.(1)	235,463	1,603,077
BRAZIL — 2.2%
CETIP SA – Balcao Organizado de Ativos e Derivativos	87,800	1,335,573
CETIP SA – Balcao Organizado de Ativos e Derivativos Rights(1)	646	696
Mills Estruturas e Servicos de Engenharia SA	90,600	1,219,102
		2,555,371
CANADA — 9.6%
Canadian Western Bank	35,761	1,108,061
Copper Mountain Mining Corp.(1)	70,157	588,715
Detour Gold Corp.(1)	34,598	1,105,593
Dollarama, Inc.(1)	17,281	560,070
Legacy Oil + Gas, Inc.(1)	98,008	1,405,100
Major Drilling Group International, Inc.	119,758	1,913,458
Quadra FNX Mining Ltd.(1)	37,657	571,744
SXC Health Solutions Corp.(1)	37,370	2,209,762
Trican Well Service Ltd.	73,875	1,775,867
		11,238,370
DENMARK — 1.5%
Christian Hansen Holding A/S	73,076	1,759,164
FINLAND — 1.5%
Konecranes Oyj	12,084	500,368
Outotec Oyj	21,817	1,271,518
		1,771,886
FRANCE — 4.3%
Alten Ltd.	23,597	938,434
Eurofins Scientific	12,279	1,186,566
Ingenico	50,073	2,329,806
Teleperformance	16,006	547,971
		5,002,777
GERMANY — 3.3%
Gerry Weber International AG	22,082	1,449,620
Gildemeister AG(1)	50,275	1,164,574
SAF-HOLLAND SA(1)	46,169	629,334
XING AG(1)	8,190	630,669
		3,874,197
HONG KONG — 4.9%
Galaxy Entertainment Group Ltd.(1)	330,000	742,651
Giordano International Ltd.	700,000	639,978
Haier Electronics Group Co. Ltd.(1)	1,608,000	1,963,981
Singamas Container Holdings Ltd.	3,062,000	1,355,212
Techtronic Industries Co.	809,500	991,657
		5,693,479
INDIA — 2.2%
Indian Bank	157,670	778,159
Jubilant Foodworks Ltd.(1)	63,446	1,186,714
S. Kumars Nationwide Ltd.(1)	426,287	648,528
		2,613,401
IRELAND — 1.3%
Kenmare Resources plc(1)	1,839,528	1,483,789
ISRAEL — 1.0%
Mellanox Technologies Ltd.(1)	36,815	1,136,847
ITALY — 5.0%
Banca Generali SpA	74,866	1,141,478
Interpump Group SpA	98,071	811,686
Pirelli & C SpA	257,929	2,571,861
Safilo Group SpA(1)	75,833	1,365,124
		5,890,149
JAPAN — 12.3%
Anritsu Corp.	143,000	1,172,867
CyberAgent, Inc.	476	1,627,227
Dr. Ci:Labo Co. Ltd.	176	748,799
F.C.C. Co. Ltd.	37,700	865,444
Horiba Ltd.	36,600	1,118,893
Kakaku.com, Inc.	99	622,497
M3, Inc.	81	564,068

8

	Shares	Value
Makino Milling Machine Co. Ltd.(1)	162,000	$1,449,851
Nabtesco Corp.	63,900	1,446,231
Nippon Shokubai Co. Ltd.	110,000	1,386,548
Tamron Co. Ltd.	39,100	871,550
THK Co. Ltd.	31,600	779,642
Tsubakimoto Chain Co.	92,000	520,301
Zeon Corp.	140,000	1,226,947
		14,400,865
MEXICO — 1.3%
Genomma Lab Internacional SAB de CV, Class B(1)	572,697	1,476,585
NETHERLANDS — 0.9%
Aalberts Industries NV	46,932	1,115,670
NORWAY — 1.2%
Tomra Systems ASA	159,432	1,460,027
PEOPLE’S REPUBLIC OF CHINA — 8.5%
21Vianet Group, Inc. ADR(1)	37,595	465,050
51job, Inc. ADR(1)	9,805	559,964
AirTAC International Group(1)	168,000	1,569,138
Biostime International Holdings Ltd.(1)	448,500	923,707
China Liansu Group Holdings Ltd.	633,000	533,776
China Shanshui Cement Group Ltd.	1,604,000	1,734,349
Intime Department Store Group Co. Ltd.	331,000	589,990
Kingdee International Software Group Co. Ltd.	2,284,800	1,314,096
Shenguan Holdings Group Ltd.	458,000	620,815
Spreadtrum Communication, Inc. ADR(1)	82,360	1,588,724
		9,899,609
PHILIPPINES — 0.4%
International Container Terminal Services, Inc.	410,100	476,366
SINGAPORE — 0.5%
Biosensors International Group Ltd.(1)	548,000	568,788
SOUTH KOREA — 3.3%
CrucialTec Co. Ltd.(1)	28,018	578,042
Dongyang Mechatronics Corp.	35,250	593,333
Hyundai Marine & Fire Insurance Co. Ltd.	47,780	1,197,951
Mando Corp.	8,250	1,526,913
		3,896,239
SPAIN — 1.3%
NH Hoteles SA(1)	182,881	1,493,046
SWITZERLAND — 0.9%
Burckhardt Compression Holding AG	1,203	395,398
Nobel Biocare Holding AG(1)	27,665	604,273
		999,671
TAIWAN (REPUBLIC OF CHINA) — 4.3%
Largan Precision Co. Ltd.	27,000	891,516
St. Shine Optical Co. Ltd.	47,000	688,453
Taiwan Hon Chuan Enterprise Co. Ltd.	403,000	1,155,081
Wistron NeWeb Corp.	338,000	1,318,950
Yungtay Engineering Co. Ltd.	526,000	946,347
		5,000,347
TURKEY — 0.7%
Turkiye Sise ve Cam Fabrikalari AS	286,556	766,404
UNITED KINGDOM — 18.2%
Aberdeen Asset Management plc	549,239	2,119,055
Afren plc(1)	424,301	1,161,453
Ashtead Group plc	872,268	2,628,290
ASOS plc(1)	44,531	1,740,203
Bellway plc	98,715	1,207,047
Chariot Oil & Gas Ltd.(1)	74,968	280,170
Croda International plc	87,918	2,821,668
Imagination Technologies Group plc(1)	88,534	721,285
IMI plc	81,146	1,392,148
John Wood Group plc	109,749	1,134,622
Premier Oil plc(1)	88,312	695,419
Rightmove plc	69,352	1,260,645
Shaftesbury plc	75,192	666,841
Spectris plc	95,328	2,471,995
Spirax-Sarco Engineering plc	30,266	992,899
		21,293,740
TOTAL COMMON STOCKS & RIGHTS (Cost $93,272,595)		115,665,451
Temporary Cash Investments — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	76,308	76,308
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 4/15/12, valued at $1,529,743), in a joint trading account at 0.04%, dated 5/31/11, due 6/1/11 (Delivery value $1,500,002)		1,500,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,576,308)		1,576,308

9

Value
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $94,848,903)	$117,241,759
OTHER ASSETS AND LIABILITIES — (0.3)%	(358,706)
TOTAL NET ASSETS — 100.0%	$116,883,053

Market Sector Diversification
(as a % of net assets)
Industrials	22.3%
Consumer Discretionary	21.7%
Materials	16.5%
Information Technology	14.8%
Energy	7.9%
Financials	7.1%
Health Care	6.7%
Consumer Staples	2.0%
Cash and Equivalents*	1.0%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $94,848,903)	$117,241,759
Foreign currency holdings, at value (cost of $100,119)	101,453
Receivable for investments sold	824,261
Receivable for capital shares sold	90,447
Dividends and interest receivable	319,179
Other assets	55,056
118,632,155

Liabilities
Payable for investments purchased	1,037,820
Payable for capital shares redeemed	513,382
Accrued management fees	177,158
Distribution and service fees payable	256
Accrued foreign taxes	20,486
1,749,102

Net Assets	$116,883,053

Net Assets Consist of:
Capital (par value and paid-in surplus)	$118,420,785
Accumulated net investment loss	(1,231,781)
Accumulated net realized loss	(22,688,404)
Net unrealized appreciation	22,382,453
$116,883,053

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$116,042,946	15,947,505	$7.28
Institutional Class, $0.01 Par Value	$45,494	6,214	$7.32
A Class, $0.01 Par Value	$550,097	75,532	$7.28*
C Class, $0.01 Par Value	$170,990	23,511	$7.27
R Class, $0.01 Par Value	$73,526	10,083	$7.29

*Maximum offering price $7.72 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $61,188)	$780,241
Interest	315
780,556

Expenses:
Management fees	1,015,811
Distribution and service fees:
A Class	289
C Class	504
R Class	156
Directors’ fees and expenses	2,696
Other expenses	138
1,019,594

Net investment income (loss)	(239,038)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(24,144))	8,274,746
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $38,379)	2,278,938
10,553,684

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $7,443)	3,079,341
Translation of assets and liabilities in foreign currencies	2,968,457
6,047,798

Net realized and unrealized gain (loss)	16,601,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,362,444

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$(239,038)	$(513,047)
Net realized gain (loss)	10,553,684	17,551,821
Change in net unrealized appreciation (depreciation)	6,047,798	(2,531,247)
Net increase (decrease) in net assets resulting from operations	16,362,444	14,507,527

Distributions to Shareholders
From net investment income:
Investor Class	(419,854)	(1,832,216)
Institutional Class	(244)	(787)
A Class	(287)	(169)
R Class	—	(100)
Decrease in net assets from distributions	(420,385)	(1,833,272)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(2,036,778)	(2,744,539)

Redemption Fees
Increase in net assets from redemption fees	11,934	34,730

Net increase (decrease) in net assets	13,917,215	9,964,446

Net Assets
Beginning of period	102,965,838	93,001,392
End of period	$116,883,053	$102,965,838

Accumulated net investment loss	$(1,231,781)	$(572,358)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. Sale of the
A Class, C Class and R Class commenced on March 1, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.60% to 2.00% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.81% for the Investor Class, A Class, C Class and R Class and 1.61% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

16

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $100,794,773 and $104,252,869, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	1,333,086	$9,238,442	2,531,933	$14,684,338
Issued in reinvestment of distributions	59,421	408,224	314,167	1,791,301
Redeemed	(1,774,899)	(12,240,153)	(3,437,697)	(19,387,146)
	(382,392)	(2,593,487)	(591,597)	(2,911,507)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	35	244	137	787
A Class/Shares Authorized	10,000,000		10,000,000
Sold	63,265	444,321	15,078	85,679
Issued in reinvestment of distributions	41	287	29	169
Redeemed	(2,415)	(16,259)	(466)	(2,608)
	60,891	428,349	14,641	83,240
C Class/Shares Authorized	10,000,000		10,000,000
Sold	16,520	114,835	6,991	38,671
R Class/Shares Authorized	10,000,000		10,000,000
Sold	1,932	13,281	8,134	44,170
Issued in reinvestment of distributions	—	—	17	100
	1,932	13,281	8,151	44,270
Net increase (decrease)	(303,014)	$(2,036,778)	(561,677)	$(2,744,539)

(1)	March 1, 2010 (commencement of sale) through November 30, 2010 for the A Class, C Class and R Class.

17

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks & Rights	$3,750,585	$111,914,866	—
Temporary Cash Investments	76,308	1,500,000	—
Total Value of Investment Securities	$3,826,893	$113,414,866	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in common stocks of smaller companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$95,894,630
Gross tax appreciation of investments	$22,625,788
Gross tax depreciation of investments	(1,278,659)
Net tax appreciation (depreciation) of investments	$21,347,129

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of November 30, 2010, the fund had accumulated capital losses of $(32,889,317), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(21,113,960) and $(11,775,357) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

19

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.29		$5.49	$3.70	$11.37	$11.79	$12.27
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.01)		(0.03)	(0.02)	0.05	0.02	(0.01)
Net Realized and Unrealized Gain (Loss)	1.03		0.94	1.81	(5.06)	2.94	2.53
Total From Investment Operations	1.02		0.91	1.79	(5.01)	2.96	2.52
Distributions
From Net Investment Income	(0.03)		(0.11)	—	(0.05)	— (3)	(0.01)
From Net Realized Gains	—		—	—	(2.61)	(3.38)	(2.99)
Total Distributions	(0.03)		(0.11)	—	(2.66)	(3.38)	(3.00)
Net Asset Value, End of Period	$7.28		$6.29	$5.49	$3.70	$11.37	$11.79

Total Return(4)	16.17%		16.72%	48.38%	(56.46)%	33.73%	25.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.82	%(5)	1.89%	1.95%	1.87%	1.81%	1.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43	)%(5)	(0.52)%	(0.52)%	0.72%	0.19%	(0.06)%
Portfolio Turnover Rate	91%		209%	244%	206%	149%	160%
Net Assets, End of Period (in thousands)	$116,043		$102,739	$92,968	$65,541	$212,157	$180,732

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

20

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.34		$5.54	$3.72	$11.44	$11.85	$12.32
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.01)		(0.02)	(0.04)	0.07	0.06	0.02
Net Realized and Unrealized Gain (Loss)	1.03		0.95	1.86	(5.10)	2.94	2.54
Total From Investment Operations	1.02		0.93	1.82	(5.03)	3.00	2.56
Distributions
From Net Investment Income	(0.04)		(0.13)	—	(0.08)	(0.03)	(0.04)
From Net Realized Gains	—		—	—	(2.61)	(3.38)	(2.99)
Total Distributions	(0.04)		(0.13)	—	(2.69)	(3.41)	(3.03)
Net Asset Value, End of Period	$7.32		$6.34	$5.54	$3.72	$11.44	$11.85

Total Return(3)	16.12%		17.04%	48.92%	(56.44)%	33.97%	25.66%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.62	%(4)	1.69%	1.75%	1.67%	1.61%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23	)%(4)	(0.32)%	(0.32)%	0.92%	0.39%	0.14%
Portfolio Turnover Rate	91%		209%	244%	206%	149%	160%
Net Assets, End of Period (in thousands)	$45		$39	$33	$1,245	$4,513	$1,099

(1)	Six months ended May 31, 2011 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

21

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.29		$5.51
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.01		0.84
Total From Investment Operations	1.00		0.82
Distributions
From Net Investment Income	(0.01)		(0.04)
Net Asset Value, End of Period	$7.28		$6.29

Total Return(4)	15.88%		14.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.07	%(5)	2.14	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.68	)%(5)	(0.45	)%(5)
Portfolio Turnover Rate	91%		209	%(6)
Net Assets, End of Period (in thousands)	$550		$92

(1)	Six months ended May 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through November 30, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

22

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.30		$5.51
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.04)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.01		0.84
Total From Investment Operations	0.97		0.79
Net Asset Value, End of Period	$7.27		$6.30

Total Return(4)	15.40%		14.34%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.82	%(5)	2.89	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.43	)%(5)	(1.19	)%(5)
Portfolio Turnover Rate	91%		209	%(6)
Net Assets, End of Period (in thousands)	$171		$44

(1)	Six months ended May 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through November 30, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

23

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.30		$5.51
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	1.02		0.84
Total From Investment Operations	0.99		0.81
Distributions
From Net Investment Income	—		(0.02)
Net Asset Value, End of Period	$7.29		$6.30

Total Return(4)	15.71%		14.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.32	%(5)	2.39	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.93	)%(5)	(0.69	)%(5)
Portfolio Turnover Rate	91%		209	%(6)
Net Assets, End of Period (in thousands)	$74		$51

(1)	Six months ended May 31, 2011 (unaudited).

(2)	March 1, 2010 (commencement of sale) through November 30, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72028   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

International Value Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	19

Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
A Class No sales charge* With sales charge*	MEQAX	18.15% 11.39%	33.56% 25.96%	2.64%(3) 1.43%(3)	5.37%(3) 4.75%(3)	4.38%(3) 3.94%(3)	3/31/97
MSCI EAFE Index	—	14.92%	30.69%	1.73%	5.35%	5.12%	—
Investor Class	ACEVX	18.21%	33.91%	2.86%	—	2.81%	4/3/06
Institutional Class	ACVUX	18.33%	34.07%	3.03%	—	2.99%	4/3/06
B Class No sales charge* With sales charge*	MEQBX	17.51% 12.51%	32.59% 28.59%	1.87%(3) 1.69%(3)	4.60%(3) 4.60%(3)	3.66%(3) 3.66%(3)	3/31/97
C Class No sales charge* With sales charge*	ACCOX	17.76% 16.76%	32.77% 32.77%	1.83% 1.83%	— —	1.78% 1.78%	4/3/06
R Class	ACVRX	17.92%	33.17%	2.32%	—	2.28%	4/3/06

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006, is that of the Mason Street International Equity Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.32%	1.12%	1.57%	2.32%	2.32%	1.82%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Merck KGaA	2.8%
Royal Dutch Shell plc B Shares	2.8%
AIA Group Ltd.	2.6%
Cie Generale des Etablissements Michelin, Class B	2.5%
Vodafone Group plc	2.4%
China Telecom Corp. Ltd. H Shares	2.4%
Roche Holding AG	2.3%
ING Groep NV CVA	2.3%
Aviva plc	2.3%
Kingfisher plc	2.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	96.3%
Temporary Cash Investments	3.7%
Other Assets and Liabilities	—(1)
(1)Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United Kingdom	18.9%
France	11.5%
Germany	8.9%
Netherlands	7.9%
Switzerland	6.6%
Hong Kong	6.3%
South Korea	5.9%
Singapore	5.0%
Japan	5.0%
People’s Republic of China	4.6%
Brazil	3.4%
Italy	2.6%
Taiwan (Republic of China)	2.5%
Other Countries	7.2%
Cash and Equivalents(2)	3.7%
(2)Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,182.10	$7.13	1.31%
Institutional Class	$1,000	$1,183.30	$6.04	1.11%
A Class	$1,000	$1,181.50	$8.48	1.56%
B Class	$1,000	$1,175.10	$12.53	2.31%
C Class	$1,000	$1,177.60	$12.54	2.31%
R Class	$1,000	$1,179.20	$9.83	1.81%
Hypothetical
Investor Class	$1,000	$1,018.40	$6.59	1.31%
Institutional Class	$1,000	$1,019.40	$5.59	1.11%
A Class	$1,000	$1,017.15	$7.85	1.56%
B Class	$1,000	$1,013.41	$11.60	2.31%
C Class	$1,000	$1,013.41	$11.60	2.31%
R Class	$1,000	$1,015.91	$9.10	1.81%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 96.3%
BRAZIL — 3.4%
Centrais Eletricas Brasileiras SA(1)	10,380	$146,777
Petroleo Brasileiro SA-Petrobras ADR	11,580	401,016
Vale SA Preference Shares ADR	16,930	496,049
		1,043,842
CANADA — 0.3%
Husky Energy, Inc.	2,810	85,995
FRANCE — 11.5%
Alstom SA	2,320	144,020
AXA SA	26,237	561,903
Carrefour SA(1)	1,670	74,099
Cie Generale des Etablissements Michelin, Class B	7,988	749,961
Credit Agricole SA	8,190	125,705
France Telecom SA	22,060	505,592
Sanofi	5,813	461,198
Thales SA	2,020	84,842
Total SA	9,030	522,681
Vivendi SA	10,030	281,249
		3,511,250
GERMANY — 8.9%
Celesio AG	5,670	136,445
Deutsche Lufthansa AG	5,350	116,373
Deutsche Post AG	11,140	209,957
Merck KGaA	7,660	841,959
Muenchener Rueckversicherungs AG	1,880	289,132
RHOEN-KLINIKUM AG	6,020	151,723
SAP AG	9,280	577,451
Siemens AG ADR	3,040	406,904
		2,729,944
HONG KONG — 6.3%
AIA Group Ltd.(1)	224,400	792,687
Cheung Kong Holdings Ltd.	23,300	365,061
China Mobile Ltd.	53,500	488,496
Hutchison Whampoa Ltd.	23,900	276,848
		1,923,092
ITALY — 2.6%
ENI SpA	19,180	459,330
Intesa Sanpaolo SpA	88,780	231,289
UniCredit SpA	48,220	110,004
		800,623
JAPAN — 5.0%
ITOCHU Corp.	31,100	321,832
Nintendo Co. Ltd.	1,330	310,197
Nissan Motor Co. Ltd.	15,660	156,947
Sony Corp.	5,100	136,438
Toyota Motor Corp.	5,800	241,481
Trend Micro, Inc.	11,600	352,920
		1,519,815
NETHERLANDS — 7.9%
Aegon NV(1)	19,030	133,692
Akzo Nobel NV	4,950	357,998
ING Groep NV CVA(1)	56,972	690,405
Koninklijke Philips Electronics NV	4,579	127,152
Royal Dutch Shell plc B Shares	23,125	840,428
SBM Offshore NV	9,788	259,001
		2,408,676
NORWAY — 1.5%
Telenor ASA	27,590	468,443
PEOPLE’S REPUBLIC OF CHINA — 4.6%
China Coal Energy Co. Ltd. H Shares	46,000	62,300
China Shenhua Energy Co. Ltd. H Shares	26,000	129,379
China Telecom Corp. Ltd. H Shares	1,214,000	728,287
Shanghai Electric Group Co. Ltd. H Shares	916,000	480,293
		1,400,259
RUSSIAN FEDERATION — 1.1%
OAO Gazprom ADR	22,580	334,101
SINGAPORE — 5.0%
DBS Group Holdings Ltd.	56,250	675,162
Flextronics International Ltd.(1)	20,340	147,261
Singapore Telecommunications Ltd.	161,000	419,055
United Overseas Bank Ltd.	19,000	299,393
		1,540,871
SOUTH KOREA — 5.9%
Hana Financial Group, Inc.	15,320	548,705
KB Financial Group, Inc.	7,050	337,306
Samsung Electronics Co. Ltd.	790	662,197
Shinhan Financial Group Co. Ltd.	5,350	241,243
		1,789,451

	Shares	Value
SPAIN — 1.9%
Telefonica SA ADR	23,580	$573,701
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson B Shares	14,000	207,575
SWITZERLAND — 6.6%
ACE Ltd.	6,380	439,071
Basilea Pharmaceutica(1)	1,960	162,511
Lonza Group AG(1)	2,680	231,793
Novartis AG	1,200	77,603
Roche Holding AG	4,010	705,826
Swiss Reinsurance Co. Ltd.(1)	6,757	401,269
		2,018,073
TAIWAN (REPUBLIC OF CHINA) — 2.5%
Compal Electronics, Inc.	127,684	155,071
Siliconware Precision Industries Co.	143,000	191,540
Taiwan Semiconductor Manufacturing Co. Ltd.	150,749	403,006
		749,617
THAILAND — 1.2%
Bangkok Bank PCL	68,000	366,950
TURKEY — 0.5%
Turkcell Iletisim Hizmetleri AS ADR(1)	11,530	162,227
UNITED KINGDOM — 18.9%
Aviva plc	95,440	687,522
BAE Systems plc	37,660	205,427
BP plc	53,240	410,731
G4S plc	17,910	84,481
GlaxoSmithKline plc	25,720	558,562
HSBC Holdings plc	36,400	384,223
International Consolidated Airlines Group SA(1)	35,440	138,261
Kingfisher plc	145,040	687,260
Marks & Spencer Group plc	56,340	370,659
National Grid plc	20,232	208,767
Pearson plc	16,290	306,371
Rentokil Initial plc(1)	46,140	75,152
Rexam plc	54,590	360,668
Tesco plc	45,490	314,262
Unilever plc	7,335	238,268
Vodafone Group plc	264,953	737,656
		5,768,270
TOTAL COMMON STOCKS (Cost $23,576,006)		29,402,775
Temporary Cash Investments — 3.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	16,499	$16,499
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 4/15/12, valued at $1,121,812), in a joint trading account at 0.04%, dated 5/31/11, due 6/1/11 (Delivery value $1,100,001)		1,100,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,116,499)		1,116,499
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,692,505)		30,519,274
OTHER ASSETS AND LIABILITIES(2)		3,863
TOTAL NET ASSETS — 100.0%		$30,523,137

Market Sector Diversification
(as a % of net assets)
Financials	25.2%
Telecommunication Services	13.4%
Energy	11.5%
Health Care	10.9%
Information Technology	9.8%
Consumer Discretionary	9.6%
Industrials	8.7%
Materials	4.0%
Consumer Staples	2.0%
Utilities	1.2%
Cash and Equivalents*	3.7%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen

(1)	Non-income producing.

(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $24,692,505)	$30,519,274
Foreign currency holdings, at value (cost of $187,811)	191,080
Receivable for capital shares sold	60,929
Dividends and interest receivable	293,875
31,065,158

Liabilities
Payable for investments purchased	458,118
Payable for capital shares redeemed	45,800
Accrued management fees	32,864
Distribution and service fees payable	5,239
542,021

Net Assets	$30,523,137

Net Assets Consist of:
Capital (par value and paid-in surplus)	$31,519,515
Undistributed net investment income	283,499
Accumulated net realized loss	(7,128,565)
Net unrealized appreciation	5,848,688
$30,523,137

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$10,576,409	1,316,078	$8.04
Institutional Class, $0.01 Par Value	$1,455,598	181,446	$8.02
A Class, $0.01 Par Value	$16,094,054	1,992,435	$8.08*
B Class, $0.01 Par Value	$858,738	108,502	$7.91
C Class, $0.01 Par Value	$1,216,200	150,607	$8.08
R Class, $0.01 Par Value	$322,138	40,009	$8.05

*Maximum offering price $8.57 (net asset value divided by 0.9425)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $40,636)	$497,977
Interest	395
498,372
Expenses:
Management fees	182,834
Distribution and service fees:
A Class	19,488
B Class	4,524
C Class	5,794
R Class	772
Directors’ fees and expenses	1,153
Other expenses	13
214,578

Net investment income (loss)	283,794

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,114,671
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $2,867)	140,742
1,255,413

Change in net unrealized appreciation (depreciation) on:
Investments	1,767,512
Translation of assets and liabilities in foreign currencies	1,321,186
3,088,698

Net realized and unrealized gain (loss)	4,344,111

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,627,905

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$283,794	$398,260
Net realized gain (loss)	1,255,413	421,106
Change in net unrealized appreciation (depreciation)	3,088,698	(1,828,731)
Net increase (decrease) in net assets resulting from operations	4,627,905	(1,009,365)

Distributions to Shareholders
From net investment income:
Investor Class	(140,867)	(281,159)
Institutional Class	(26,763)	(73,160)
A Class	(203,043)	(645,217)
B Class	(5,247)	(28,789)
C Class	(6,656)	(19,261)
R Class	(3,336)	(4,722)
Decrease in net assets from distributions	(385,912)	(1,052,308)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(479,000)	(1,004,655)

Redemption Fees
Increase in net assets from redemption fees	2,437	3,710

Net increase (decrease) in net assets	3,765,430	(3,062,618)

Net Assets
Beginning of period	26,757,707	29,820,325
End of period	$30,523,137	$26,757,707

Undistributed net investment income	$283,499	$385,617

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing at least 80% of its assets in equity securities and at least 65% of its assets in securities from a minimum of three countries outside the United States.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.10% to 1.30% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended May 31, 2011 was 1.30% for the Investor Class, A Class, B Class, C Class and R Class and 1.10% for the Institutional Class.

ACIM has entered into a subadvisory agreement with Templeton Investment Counsel, LLC (Templeton) on behalf of the fund. Templeton makes investment decisions for the fund in accordance with the fund’s investment objectives, policies, and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining Templeton as the subadvisor of the fund.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $3,735,960 and $4,109,355, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2011		Year ended November 30, 2010
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	55,000,000		55,000,000
Sold	454,433	$3,523,784	543,874	$3,779,102
Issued in reinvestment of distributions	17,606	134,337	38,587	273,798
Redeemed	(208,901)	(1,597,471)	(493,578)	(3,480,623)
	263,138	2,060,650	88,883	572,277
Institutional Class/Shares Authorized	55,000,000		55,000,000
Sold	20,657	159,219	68,030	462,329
Issued in reinvestment of distributions	3,517	26,763	10,333	73,160
Redeemed	(53,635)	(411,867)	(89,177)	(600,913)
	(29,461)	(225,885)	(10,814)	(65,424)
A Class/Shares Authorized	45,000,000		45,000,000
Sold	201,526	1,560,598	899,755	6,485,839
Issued in reinvestment of distributions	26,048	199,787	89,337	636,290
Redeemed	(511,727)	(3,857,874)	(1,254,749)	(8,540,309)
	(284,153)	(2,097,489)	(265,657)	(1,418,180)
B Class/Shares Authorized	5,000,000		5,000,000
Sold	2,376	17,559	2,489	16,165
Issued in reinvestment of distributions	696	5,240	4,077	28,443
Redeemed	(32,643)	(244,689)	(78,840)	(534,140)
	(29,571)	(221,890)	(72,274)	(489,532)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	21,726	168,338	68,338	488,852
Issued in reinvestment of distributions	864	6,646	2,661	18,909
Redeemed	(22,535)	(172,478)	(40,306)	(275,068)
	55	2,506	30,693	232,693
R Class/Shares Authorized	5,000,000		5,000,000
Sold	4,522	34,800	32,079	225,622
Issued in reinvestment of distributions	436	3,336	667	4,722
Redeemed	(4,541)	(35,028)	(10,043)	(66,833)
	417	3,108	22,703	163,511
Net increase (decrease)	(79,575)	$(479,000)	(206,466)	$(1,004,655)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$2,626,229	$26,776,546	—
Temporary Cash Investments	16,499	1,100,000	—
Total Value of Investment Securities	$2,642,728	$27,876,546	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,820,439
Gross tax appreciation of investments	$6,575,188
Gross tax depreciation of investments	(876,353)
Net tax appreciation (depreciation) of investments	$5,698,835

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2010, the fund had accumulated capital losses of $(8,116,714), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(932,933) and $(7,183,781) expire in 2016 and 2017, respectively.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.91		$7.33	$5.47	$11.48	$14.36	$12.85
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09		0.11	0.11	0.19	0.22	0.15
Net Realized and Unrealized Gain (Loss)	1.16		(0.24)	1.88	(5.18)	2.09	1.36
Total From Investment Operations	1.25		(0.13)	1.99	(4.99)	2.31	1.51
Distributions
From Net Investment Income	(0.12)		(0.29)	(0.13)	(0.24)	(0.47)	—
From Net Realized Gains	—		—	—	(0.78)	(4.72)	—
Total Distributions	(0.12)		(0.29)	(0.13)	(1.02)	(5.19)	—
Net Asset Value, End of Period	$8.04		$6.91	$7.33	$5.47	$11.48	$14.36

Total Return(4)	18.21%		(1.82)%	36.98%	(47.43)%	23.55%	11.75%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.31	%(5)	1.32%	1.31%	1.31%	1.30%	1.30	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.20	%(5)	1.66%	2.34%	2.20%	1.96%	2.77	%(5)(6)
Portfolio Turnover Rate	14%		26%	16%	4%	11%	17%
Net Assets, End of Period (in thousands)	$10,576		$7,272	$7,062	$2,512	$3,044	$437

(1)	Six months ended May 31, 2011 (unaudited).

(2)	April 3, 2006 (commencement of sale) through November 30, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Due to cyclical dividends and the eight-month period ended November 30, 2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.90		$7.34	$5.48	$11.50	$14.38	$12.85
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09		0.13	0.18	0.21	0.23	0.25
Net Realized and Unrealized Gain (Loss)	1.17		(0.25)	1.82	(5.19)	2.10	1.28
Total From Investment Operations	1.26		(0.12)	2.00	(4.98)	2.33	1.53
Distributions
From Net Investment Income	(0.14)		(0.32)	(0.14)	(0.26)	(0.49)	—
From Net Realized Gains	—		—	—	(0.78)	(4.72)	—
Total Distributions	(0.14)		(0.32)	(0.14)	(1.04)	(5.21)	—
Net Asset Value, End of Period	$8.02		$6.90	$7.34	$5.48	$11.50	$14.38

Total Return(4)	18.33%		(1.69)%	37.18%	(47.32)%	23.77%	11.91%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11	%(5)	1.12%	1.11%	1.11%	1.10%	1.10	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.40	%(5)	1.86%	2.54%	2.40%	2.16%	2.97	%(5)(6)
Portfolio Turnover Rate	14%		26%	16%	4%	11%	17%
Net Assets, End of Period (in thousands)	$1,456		$1,456	$1,627	$23,847	$45,262	$35,574

(1)	Six months ended May 31, 2011 (unaudited).

(2)	April 3, 2006 (commencement of sale) through November 30, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Due to cyclical dividends and the eight-month period ended November 30, 2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

A Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)		2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.93		$7.33	$5.48	$11.49	$14.35	$12.70		$10.91
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07		0.10	0.10	0.18	0.20	0.25		0.18
Net Realized and Unrealized Gain (Loss)	1.18		(0.24)	1.86	(5.20)	2.11	1.40		1.97
Total From Investment Operations	1.25		(0.14)	1.96	(5.02)	2.31	1.65		2.15
Distributions
From Net Investment Income	(0.10)		(0.26)	(0.11)	(0.21)	(0.45)	—		(0.15)
From Net Realized Gains	—		—	—	(0.78)	(4.72)	—		(0.21)
Total Distributions	(0.10)		(0.26)	(0.11)	(0.99)	(5.17)	—		(0.36)
Net Asset Value, End of Period	$8.08		$6.93	$7.33	$5.48	$11.49	$14.35		$12.70

Total Return(4)	18.15%		(2.04)%	36.40%	(47.53)%	23.44%	12.99%		19.95%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.56	%(5)	1.57%	1.56%	1.51%	1.40%	1.40	%(5)	1.35%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.56	%(5)	1.57%	1.56%	1.56%	1.55%	1.55	%(5)	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.95	%(5)	1.41%	2.09%	2.00%	1.86%	2.67	%(5)(6)	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.95	%(5)	1.41%	2.09%	1.95%	1.71%	2.52	%(5)(6)	1.52%
Portfolio Turnover Rate	14%		26%	16%	4%	11%	17%		7%
Net Assets, End of Period (in thousands)	$16,094		$15,783	$18,644	$15,015	$24,558	$19,890		$54,617

(1)	Six months ended May 31, 2011 (unaudited).

(2)
April 1, 2006 through November 30, 2006. The fund’s fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period. For the years before November 30, 2006, the fund’s fiscal year end was March 31.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Due to cyclical dividends and the eight-month period ended November 30, 2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

B Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)		2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.77		$7.11	$5.32	$11.16	$14.08	$12.51		$10.75
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.05	0.05	0.11	0.12	0.17		0.10
Net Realized and Unrealized Gain (Loss)	1.14		(0.24)	1.81	(5.05)	2.05	1.40		1.93
Total From Investment Operations	1.18		(0.19)	1.86	(4.94)	2.17	1.57		2.03
Distributions
From Net Investment Income	(0.04)		(0.15)	(0.07)	(0.12)	(0.37)	—		(0.06)
From Net Realized Gains	—		—	—	(0.78)	(4.72)	—		(0.21)
Total Distributions	(0.04)		(0.15)	(0.07)	(0.90)	(5.09)	—		(0.27)
Net Asset Value, End of Period	$7.91		$6.77	$7.11	$5.32	$11.16	$14.08		$12.51

Total Return(4)	17.51%		(2.76)%	35.36%	(47.84)%	22.51%	12.55%		19.07%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.31	%(5)	2.32%	2.31%	2.22%	2.09%	2.09	%(5)	2.08%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	2.31	%(5)	2.32%	2.31%	2.31%	2.30%	2.30	%(5)	2.08%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20	%(5)	0.66%	1.34%	1.29%	1.17%	1.98	%(5)(6)	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	1.20	%(5)	0.66%	1.34%	1.20%	0.96%	1.77	%(5)(6)	0.90%
Portfolio Turnover Rate	14%		26%	16%	4%	11%	17%		7%
Net Assets, End of Period (in thousands)	$859		$934	$1,495	$1,526	$4,059	$4,313		$4,917

(1)	Six months ended May 31, 2011 (unaudited).

(2)
April 1, 2006 through November 30, 2006. The fund’s fiscal year end was changed from March 31 to November 30, resulting in an eight-month annual reporting period. For the years before November 30, 2006, the fund’s fiscal year end was March 31.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Due to cyclical dividends and the eight-month period ended November 30, 2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

C Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.90		$7.25	$5.42	$11.37	$14.27	$12.85
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.05	0.05	0.12	0.12	0.14
Net Realized and Unrealized Gain (Loss)	1.18		(0.25)	1.85	(5.17)	2.07	1.28
Total From Investment Operations	1.22		(0.20)	1.90	(5.05)	2.19	1.42
Distributions
From Net Investment Income	(0.04)		(0.15)	(0.07)	(0.12)	(0.37)	—
From Net Realized Gains	—		—	—	(0.78)	(4.72)	—
Total Distributions	(0.04)		(0.15)	(0.07)	(0.90)	(5.09)	—
Net Asset Value, End of Period	$8.08		$6.90	$7.25	$5.42	$11.37	$14.27

Total Return(4)	17.76%		(2.85)%	35.44%	(47.93)%	22.28%	11.05%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.31	%(5)	2.32%	2.31%	2.31%	2.30%	2.30	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20	%(5)	0.66%	1.34%	1.20%	0.96%	1.77	%(5)(6)
Portfolio Turnover Rate	14%		26%	16%	4%	11%	17%
Net Assets, End of Period (in thousands)	$1,216		$1,039	$869	$337	$222	$41

(1)	Six months ended May 31, 2011 (unaudited).

(2)	April 3, 2006 (commencement of sale) through November 30, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Due to cyclical dividends and the eight-month period ended November 30, 2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

R Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$6.90		$7.28	$5.45	$11.42	$14.31	$12.85
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		0.09	0.09	0.13	0.11	0.19
Net Realized and Unrealized Gain (Loss)	1.17		(0.25)	1.84	(5.14)	2.14	1.27
Total From Investment Operations	1.23		(0.16)	1.93	(5.01)	2.25	1.46
Distributions
From Net Investment Income	(0.08)		(0.22)	(0.10)	(0.18)	(0.42)	—
From Net Realized Gains	—		—	—	(0.78)	(4.72)	—
Total Distributions	(0.08)		(0.22)	(0.10)	(0.96)	(5.14)	—
Net Asset Value, End of Period	$8.05		$6.90	$7.28	$5.45	$11.42	$14.31

Total Return(4)	17.92%		(2.27)%	35.90%	(47.61)%	22.91%	11.36%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.81	%(5)	1.82%	1.81%	1.81%	1.80%	1.80	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.70	%(5)	1.16%	1.84%	1.70%	1.46%	2.27	%(5)(6)
Portfolio Turnover Rate	14%		26%	16%	4%	11%	17%
Net Assets, End of Period (in thousands)	$322		$273	$123	$78	$202	$28

(1)	Six months ended May 31, 2011 (unaudited).

(2)	April 3, 2006 (commencement of sale) through November 30, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Due to cyclical dividends and the eight-month period ended November 30, 2006, the annualized ratio of net investment income (loss) to average net assets is higher than expected.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72025   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

NT Emerging Markets Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	18

Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

President’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12–18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLKX	9.47%	32.35%(2)	8.48%	6.50%	5/12/06
MSCI Emerging Markets Growth Index	—	9.37%	29.74%	10.17%	7.54%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
Vale SA Preference Shares	4.2%
Samsung Electronics Co. Ltd.	4.0%
HTC Corp.	3.5%
LG Chem Ltd.	2.7%
Sberbank of Russia	2.6%
iShares MSCI Emerging Markets Index Fund	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
CNOOC Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.2%
MTN Group Ltd.	1.9%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	96.9%
Temporary Cash Investments	4.3%
Other Assets and Liabilities	(1.2)%

Investments by Country	% of net assets
South Korea	15.5%
People’s Republic of China	14.3%
Brazil	12.4%
Taiwan (Republic of China)	10.4%
Hong Kong	7.9%
South Africa	6.6%
Russian Federation	5.7%
Mexico	4.2%
India	3.9%
Thailand	3.6%
Indonesia	3.4%
Multi-National	2.5%
Other Countries	6.5%
Cash and Equivalents*	3.1%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Institutional Class	$1,000	$1,094.70	$7.83	1.50%
Hypothetical
Institutional Class	$1,000	$1,017.45	$7.54	1.50%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 96.9%
BRAZIL — 12.4%
BR Malls Participacoes SA	148,400	$1,741,954
Cia de Bebidas das Americas Preference Shares ADR	57,912	1,826,544
Itau Unibanco Holding SA Preference Shares	99,859	2,257,627
Natura Cosmeticos SA	29,800	793,659
PDG Realty SA Empreendimentos e Participacoes	261,200	1,619,101
Petroleo Brasileiro SA-Petrobras ADR	53,010	1,657,092
Vale SA Preference Shares	181,000	5,133,735
		15,029,712
HONG KONG — 7.9%
Brilliance China Automotive Holdings Ltd.(1)	890,000	815,637
China Lumena New Materials Corp.	1,536,000	682,026
China Merchants Holdings International Co. Ltd.	268,349	1,169,240
China Overseas Land & Investment Ltd.	366,000	768,371
China Unicom Ltd.	716,000	1,581,530
CNOOC Ltd.	1,041,000	2,633,342
Comba Telecom Systems Holdings Ltd.	537,300	595,813
Xinyi Glass Holdings Ltd.	1,248,000	1,274,049
		9,520,008
HUNGARY — 0.8%
OTP Bank plc(1)	28,910	957,267
INDIA — 3.9%
HDFC Bank Ltd.	25,757	1,372,401
ICICI Bank Ltd.	53,783	1,291,148
Infosys Technologies Ltd.	15,580	962,532
Sesa Goa Ltd.	47,662	306,765
Tata Motors Ltd.	32,641	793,762
		4,726,608
INDONESIA — 3.4%
PT Astra International Tbk	155,500	1,070,568
PT Bank Rakyat Indonesia (Persero) Tbk	1,768,000	1,319,049
PT Indofood CBP Sukses Makmur Tbk(1)	1,483,500	877,742
PT Semen Gresik (Persero) Tbk	715,000	812,722
		4,080,081
MALAYSIA — 0.7%
CIMB Group Holdings Bhd	312,900	870,081
MEXICO — 4.2%
Alfa SAB de CV, Series A	85,969	1,242,898
America Movil SAB de CV, Series L ADR	21,221	1,118,347
Fomento Economico Mexicano SAB de CV ADR	13,925	862,375
Wal-Mart de Mexico SAB de CV	621,280	1,886,739
		5,110,359
MULTI-NATIONAL — 2.5%
iShares MSCI Emerging Markets Index Fund	62,292	3,024,277
PEOPLE’S REPUBLIC OF CHINA — 14.3%
51job, Inc. ADR(1)	8,936	510,335
Agricultural Bank of China Ltd. H Shares(1)	1,956,000	1,198,221
Baidu, Inc. ADR(1)	9,242	1,254,232
China BlueChemical Ltd. H Shares	1,018,000	812,448
China Liansu Group Holdings Ltd.	879,000	741,216
China National Building Material Co. Ltd. H Shares	800,000	1,627,577
China Oilfield Services Ltd. H Shares(1)	436,000	870,690
Evergrande Real Estate Group Ltd.	1,421,000	1,002,361
Focus Media Holding Ltd. ADR(1)	53,033	1,657,281
Golden Eagle Retail Group Ltd.	108,000	282,688
Industrial & Commercial Bank of China Ltd. H Shares(1)	1,604,095	1,346,017
Ping An Insurance Group Co. H Shares	201,500	2,167,014
Sany Heavy Equipment International Holdings Co. Ltd.	840,500	1,001,270
Tencent Holdings Ltd.	58,800	1,694,974
Xingda International Holdings Ltd.	471,000	504,040
ZTE Corp. H Shares	170,960	609,870
		17,280,234
POLAND — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	36,128	579,592
RUSSIAN FEDERATION — 5.7%
Magnit OJSC GDR	36,552	1,126,559
NovaTek OAO GDR	13,162	1,795,929
Rosneft Oil Co. OJSC GDR	96,353	837,340
Sberbank of Russia	874,204	3,092,313
		6,852,141

8

	Shares	Value
SOUTH AFRICA — 6.6%
Barloworld Ltd.	119,453	$1,276,467
Exxaro Resources Ltd.	67,739	1,615,469
MTN Group Ltd.	106,570	2,275,092
Naspers Ltd. N Shares	10,958	654,110
Sasol Ltd.	39,650	2,110,680
		7,931,818
SOUTH KOREA — 15.5%
Celltrion, Inc.	33,440	1,141,109
CrucialTec Co. Ltd.(1)	32,648	673,564
Doosan Infracore Co. Ltd.(1)	20,150	459,037
Hyundai Heavy Industries Co. Ltd.	3,283	1,540,402
Hyundai Motor Co.	8,593	2,017,929
Hyundai Steel Co.	6,966	770,391
LG Chem Ltd.	6,591	3,276,723
LG Household & Health Care Ltd.	3,210	1,313,770
NCSoft Corp.	3,686	966,740
Samsung Electronics Co. Ltd.	5,819	4,877,623
Samsung Heavy Industries Co. Ltd.	41,060	1,753,346
		18,790,634
SWITZERLAND — 1.0%
Ferrexpo plc	161,694	1,219,723
TAIWAN (REPUBLIC OF CHINA) — 10.4%
Catcher Technology Co. Ltd.	261,000	1,707,697
Hon Hai Precision Industry Co. Ltd.	742,503	2,612,892
HTC Corp.	98,700	4,218,608
Taiwan Semiconductor Manufacturing Co. Ltd.	1,053,774	2,817,118
TPK Holding Co. Ltd.(1)	36,000	1,175,544
		12,531,859
THAILAND — 3.6%
Banpu PCL	68,150	1,657,985
CP ALL PCL	823,100	1,210,947
Kasikornbank PCL NVDR	365,500	1,501,918
		4,370,850
TURKEY — 1.9%
Tofas Turk Otomobil Fabrikasi AS	124,402	602,047
Turkiye Garanti Bankasi AS	190,829	852,967
Turkiye Sise ve Cam Fabrikalari AS	338,777	906,071
		2,361,085
UNITED KINGDOM — 1.6%
Antofagasta plc	33,529	$734,231
International Personal Finance plc	201,127	1,230,881
		1,965,112
TOTAL COMMON STOCKS (Cost $87,627,333)		117,201,441
Temporary Cash Investments — 4.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	97,868	97,868
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 4/15/12, valued at $5,201,127), in a joint trading account at 0.04%, dated 5/31/11, due 6/1/11 (Delivery value $5,100,006)		5,100,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,197,868)		5,197,868
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $92,825,201)		122,399,309
OTHER ASSETS AND LIABILITIES — (1.2)%		(1,472,695)
TOTAL NET ASSETS — 100.0%		$120,926,614

Market Sector Diversification
(as a % of net assets)
Information Technology	20.0%
Financials	19.5%
Materials	14.5%
Energy	9.5%
Consumer Discretionary	9.0%
Industrials	8.7%
Consumer Staples	8.2%
Telecommunication Services	4.1%
Diversified	2.5%
Health Care	0.9%
Cash and Equivalents*	3.1%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
MSCI = Morgan Stanley Capital International
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $92,825,201)	$122,399,309
Foreign currency holdings, at value (cost of $104,648)	104,874
Dividends and interest receivable	372,287
Other assets	17,268
122,893,738

Liabilities
Payable for investments purchased	1,579,734
Payable for capital shares redeemed	237,854
Accrued management fees	149,536
1,967,124

Net Assets	$120,926,614

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	10,787,037

Net Asset Value Per Share	$11.21

Net Assets Consist of:
Capital (par value and paid-in surplus)	$90,263,454
Undistributed net investment income	166,737
Undistributed net realized gain	921,450
Net unrealized appreciation	29,574,973
$120,926,614

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $49,114)	$991,127
Interest	536
991,663

Expenses:
Management fees	802,974
Directors’ fees and expenses	2,537
Other expenses	196
805,707

Net investment income (loss)	185,956

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(14,380))	3,269,861
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $83,493)	973,625
4,243,486

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(152,342))	3,597,717
Translation of assets and liabilities in foreign currencies	1,632,765
5,230,482

Net realized and unrealized gain (loss)	9,473,968

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,659,924

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$185,956	$140,792
Net realized gain (loss)	4,243,486	5,992,671
Change in net unrealized appreciation (depreciation)	5,230,482	6,356,851
Net increase (decrease) in net assets resulting from operations	9,659,924	12,490,314

Distributions to Shareholders
From net investment income	—	(94,843)

Capital Share Transactions
Proceeds from shares sold	22,550,789	26,050,487
Payments for shares redeemed	(2,393,664)	(7,646,938)
Net increase (decrease) in net assets from capital share transactions	20,157,125	18,403,549

Net increase (decrease) in net assets	29,817,049	30,799,020

Net Assets
Beginning of period	91,109,565	60,310,545
End of period	$120,926,614	$91,109,565

Accumulated undistributed net investment income (loss)	$166,737	$(19,219)

Transactions in Shares of the Fund
Sold	2,114,055	2,902,783
Redeemed	(223,077)	(810,053)
Net increase (decrease) in shares of the fund	1,890,978	2,092,730

See Notes to Financial Statements.

12

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing at least 80% of its assets in equity securities of companies located in emerging market countries. The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Exchange-Traded Funds — The fund may invest in exchange-traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.05% to 1.65%. The effective annual management fee for the six months ended May 31, 2011 was 1.49%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $69,056,425 and $51,356,920, respectively.

15

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$11,910,483	$105,290,958	—
Temporary Cash Investments	97,868	5,100,000	—
Total Value of Investment Securities	$12,008,351	$110,390,958	—

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$93,635,662
Gross tax appreciation of investments	$29,322,091
Gross tax depreciation of investments	(558,444)
Net tax appreciation (depreciation) of investments	$28,763,647

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

As of November 30, 2010, the fund had accumulated capital losses of $(2,576,198), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

The fund has elected to treat $(18,521) of net foreign currency losses incurred in the one-month period ended November 30, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

17

Financial Highlights

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.24		$8.86	$5.12	$16.19	$11.01	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.02	(3)	0.02 (3)	0.02 (3)	0.11 (3)	0.15	0.07
Net Realized and Unrealized Gain (Loss)	0.95		1.37	3.74	(8.52)	5.12	0.94
Total From Investment Operations	0.97		1.39	3.76	(8.41)	5.27	1.01
Distributions
From Net Investment Income	—		(0.01)	(0.02)	(0.20)	(0.09)	—
From Net Realized Gains	—		—	—	(2.46)	—	—
Total Distributions	—		(0.01)	(0.02)	(2.66)	(0.09)	—
Net Asset Value, End of Period	$11.21		$10.24	$8.86	$5.12	$16.19	$11.01

Total Return(4)	9.47%		15.73%	73.87%	(61.75)%	48.22%	10.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50	%(5)	1.52%	1.57%	1.52%	1.46%	1.60	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35	%(5)	0.19%	0.36%	1.17%	1.12%	1.68	%(5)
Portfolio Turnover Rate	48%		94%	158%	157%	113%	59%
Net Assets, End of Period (in thousands)	$120,927		$91,110	$60,311	$20,715	$28,378	$19,844

(1)	Six months ended May 31, 2011 (unaudited).

(2)	May 12, 2006 (fund inception) through November 30, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72021   1107

SEMIANNUAL REPORT   |   MAY 31, 2011

NT International Growth Fund

President’s Letter	2

Independent Chairman’s Letter	3

Performance	4

Fund Characteristics	5

Shareholder Fee Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	18

Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended May 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated November 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

Despite headline-making economic headwinds (high fuel prices) and disruptions (sovereign debt problems in Europe, and earthquake-related disasters in Japan) that erupted during the period, U.S. investors experienced mostly positive overall financial market performance, in dollar terms, for the six months ended May 31, 2011. Stocks and corporate bonds generally outperformed government bonds as investors demonstrated increased risk appetites, triggered by favorable economic and corporate earnings projections for 2011 and 2012 at the start of the six-month period.

A declining dollar—compared with the currency values of major U.S. trading partners—and global economic expansion helped boost the returns of international investments, when converted back to dollars. U.S. market performance was generally positive too, with the notable exception of the benchmark 10-year U.S. Treasury note, which had a slightly negative total return.

As the period came to a close, we saw increasing signs that—while still sustainable—the global economic expansion had lost momentum, particularly in developed countries, due to factors including the headwinds and disruptions mentioned above. As a result, economic growth forecasts were reduced, and broad global stock indices declined for much of May and June. We appreciate your continued trust in us during these uncertain times. The experts who manage our portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

3

Performance

Total Returns as of May 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	Since Inception	Inception Date
Institutional Class	ACLNX	15.93%	35.40%	3.88%	2.44%	5/12/06
MSCI EAFE Index	—	14.92%	30.69%	1.73%	0.91%(3)	—
MSCI EAFE Growth Index	—	14.36%	33.31%	2.86%	1.94%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 1.14%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2011
Top Ten Holdings	% of net assets
BHP Billiton Ltd.	1.8%
Nissan Motor Co. Ltd.	1.5%
Nestle SA	1.5%
Reckitt Benckiser Group plc	1.5%
Rio Tinto plc	1.4%
BNP Paribas	1.4%
UBS AG	1.4%
Saipem SpA	1.3%
HTC Corp.	1.3%
Danone SA	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.4%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United Kingdom	15.0%
France	12.5%
Japan	12.1%
Switzerland	9.8%
Germany	7.3%
Sweden	3.9%
People’s Republic of China	3.2%
Netherlands	3.0%
Italy	2.9%
Australia	2.9%
Hong Kong	2.8%
Denmark	2.6%
Ireland	2.4%
Other Countries	19.0%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/10	Ending Account Value 5/31/11	Expenses Paid During Period* 12/1/10 – 5/31/11	Annualized Expense Ratio*
Actual
Institutional Class	$1,000	$1,159.30	$5.98	1.11%
Hypothetical
Institutional Class	$1,000	$1,019.40	$5.59	1.11%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.4%
AUSTRALIA — 2.9%
BHP Billiton Ltd.	127,331	$6,072,371
Iluka Resources Ltd.	115,100	1,931,834
Wesfarmers Ltd.	44,931	1,598,879
		9,603,084
AUSTRIA — 0.5%
Erste Group Bank AG	31,376	1,566,742
BELGIUM — 1.6%
Anheuser-Busch InBev NV	51,608	3,117,827
Telenet Group Holding NV(1)	18,583	846,565
Umicore SA	25,100	1,385,155
		5,349,547
BERMUDA — 0.6%
Seadrill Ltd.	59,800	2,170,504
BRAZIL — 0.3%
Vale SA Preference Shares	36,800	1,043,765
CANADA — 0.5%
Canadian National Railway Co.	15,400	1,204,374
Suncor Energy, Inc.	14,000	584,508
		1,788,882
DENMARK — 2.6%
Carlsberg A/S B Shares	25,300	2,927,438
Christian Hansen Holding A/S	63,000	1,516,604
Novo Nordisk A/S B Shares	30,400	3,816,445
Pandora A/S	19,000	648,778
		8,909,265
FINLAND — 0.6%
Fortum Oyj	56,800	1,904,109
FRANCE — 12.5%
Accor SA	63,442	2,914,701
Air Liquide SA	20,620	2,868,857
Alcatel-Lucent(1)	382,500	2,165,139
BNP Paribas	59,270	4,637,109
Cie Generale d’Optique Essilor International SA	17,000	1,381,470
Danone SA	60,422	4,433,748
Eutelsat Communications SA	37,200	1,653,982
JCDecaux SA(1)	58,200	1,873,490
LVMH Moet Hennessy Louis Vuitton SA	20,400	3,569,581
Pernod-Ricard SA	26,358	2,671,836
Publicis Groupe SA	48,700	2,687,317
Safran SA	98,300	4,017,845
Schneider Electric SA	19,800	3,268,875
Technip SA	26,200	2,823,442
Zodiac Aerospace	14,700	1,184,477
		42,151,869
GERMANY — 7.3%
adidas AG	16,600	1,250,515
Allianz SE	15,700	2,170,916
BASF SE	13,200	1,219,596
Bayerische Motoren Werke AG	43,200	3,830,597
Fresenius Medical Care AG & Co. KGaA	36,570	2,654,573
Hugo Boss AG Preference Shares	19,200	1,731,040
Kabel Deutschland Holding AG(1)	34,257	2,340,050
SAP AG	47,400	2,949,479
Siemens AG	26,600	3,559,643
ThyssenKrupp AG	63,100	3,005,373
		24,711,782
HONG KONG — 2.8%
AIA Group Ltd.(1)	375,900	1,327,857
China Unicom Ltd. ADR	155,700	3,437,856
CNOOC Ltd.	878,000	2,221,012
Li & Fung Ltd.	1,076,000	2,391,863
		9,378,588
INDIA — 1.1%
Bharti Airtel Ltd.	159,500	1,324,882
HDFC Bank Ltd.	22,900	1,220,172
Titan Industries Ltd.	13,000	1,272,922
		3,817,976
INDONESIA — 1.0%
PT Bank Mandiri (Persero) Tbk	3,857,750	3,262,569
IRELAND — 2.4%
Accenture plc, Class A	75,800	4,350,162
CRH plc	102,300	2,231,572
Shire plc	52,100	1,648,199
		8,229,933
ISRAEL — 0.3%
Teva Pharmaceutical Industries Ltd. ADR	16,800	855,120
ITALY — 2.9%
Pirelli & C SpA	268,400	2,676,270
Saipem SpA	85,162	4,498,992
UniCredit SpA	1,180,400	2,692,839
		9,868,101

8

	Shares	Value
JAPAN — 12.1%
FANUC CORP.	20,200	$3,105,160
JSR Corp.	81,200	1,612,040
Komatsu Ltd.	99,600	2,980,877
Mitsubishi Corp.	112,800	2,854,844
Mitsubishi UFJ Financial Group, Inc.	478,300	2,214,019
Murata Manufacturing Co. Ltd.	46,800	2,953,280
Nissan Motor Co. Ltd.	515,100	5,162,428
Nitori Holdings Co. Ltd.	26,300	2,294,784
ORIX Corp.	43,000	4,120,749
Rakuten, Inc.	3,500	3,556,418
SOFTBANK CORP.	61,800	2,402,949
Sumitomo Realty & Development Co. Ltd.	101,000	2,156,394
Unicharm Corp.	65,800	2,662,442
Yahoo Japan Corp.	7,500	2,486,815
		40,563,199
LUXEMBOURG — 0.9%
Millicom International Cellular SA(1)	27,806	3,175,445
MACAU — 0.5%
Wynn Macau Ltd.	520,400	1,830,062
MEXICO — 0.5%
Grupo Financiero Banorte SAB de CV, Series O	338,200	1,572,785
NETHERLANDS — 3.0%
ASML Holding NV	28,700	1,120,065
CNH Global NV(1)	46,300	1,959,416
European Aeronautic Defence and Space Co. NV	110,400	3,649,351
Royal Dutch Shell plc, Class A	95,464	3,402,958
		10,131,790
NORWAY — 1.0%
Petroleum Geo-Services ASA(1)	74,500	1,211,380
Yara International ASA	33,300	2,008,883
		3,220,263
PEOPLE’S REPUBLIC OF CHINA — 3.2%
Baidu, Inc. ADR(1)	21,100	2,863,481
Ctrip.com International Ltd. ADR(1)	39,464	1,775,880
Focus Media Holding Ltd. ADR(1)	69,485	2,171,406
Industrial & Commercial Bank of China Ltd. H Shares(1)	3,348,715	2,809,951
ZTE Corp. H Shares	324,440	1,157,383
		10,778,101
POLAND — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	157,376	2,524,740
PORTUGAL — 0.8%
Jeronimo Martins SGPS SA	152,000	2,846,127
RUSSIAN FEDERATION — 1.7%
Magnit OJSC GDR	89,100	2,746,127
Sberbank of Russia	874,700	3,094,067
		5,840,194
SINGAPORE — 0.5%
DBS Group Holdings Ltd.	68,000	816,196
Genting Singapore plc(1)	549,000	886,162
		1,702,358
SOUTH KOREA — 1.7%
Hyundai Motor Co.	14,395	3,380,435
Samsung Electronics Co. Ltd.	2,800	2,347,026
		5,727,461
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	372,927	4,368,828
Inditex SA	20,500	1,864,988
		6,233,816
SWEDEN — 3.9%
Alfa Laval AB	134,600	2,973,161
Atlas Copco AB A Shares	128,200	3,390,661
Atlas Copco AB Redemption Shares(1)	128,200	103,450
Swedbank AB A Shares	159,400	2,967,880
Telefonaktiebolaget LM Ericsson B Shares	65,700	974,121
Volvo AB B Shares	145,600	2,637,139
		13,046,412
SWITZERLAND — 9.8%
ABB Ltd.(1)	107,500	2,887,206
Adecco SA(1)	27,700	1,894,106
Kuehne + Nagel International AG	7,800	1,229,048
Nestle SA	79,500	5,106,529
Novartis AG	65,065	4,207,681
Roche Holding AG	14,966	2,634,263
Swatch Group AG (The)(1)	5,600	2,790,606
Syngenta AG(1)	7,300	2,521,297
UBS AG(1)	236,700	4,548,669
Wolseley plc	50,000	1,695,689
Xstrata plc	152,800	3,590,135
		33,105,229

9

Shares	Value
TAIWAN (REPUBLIC OF CHINA) — 1.8%
HTC Corp.	104,550	$4,468,647
Taiwan Semiconductor Manufacturing Co. Ltd.	594,000	1,587,976
		6,056,623
TURKEY — 0.4%
Turkiye Garanti Bankasi AS	293,300	1,310,991
UNITED KINGDOM — 15.0%
Admiral Group plc	74,241	2,106,959
Aggreko plc	82,000	2,528,326
Antofagasta plc	78,713	1,723,687
ARM Holdings plc	306,200	2,900,889
Barclays plc	293,078	1,339,257
BG Group plc	185,431	4,313,411
Burberry Group plc	97,598	2,122,254
Capita Group plc (The)	163,405	1,981,481
Carnival plc	62,067	2,500,588
Compass Group plc	103,000	1,004,968
HSBC Holdings plc (Hong Kong)	324,578	3,426,107
Intertek Group plc	72,000	2,429,864
National Grid plc	229,700	2,370,198
Reckitt Benckiser Group plc	89,177	5,062,327
Rio Tinto plc	67,500	4,722,889
Schroders plc	57,993	1,566,621
Standard Chartered plc	90,064	2,415,620
Tullow Oil plc	61,100	1,361,477
Vodafone Group plc	1,052,800	2,931,103
Whitbread plc	55,600	1,493,665
		50,301,691
TOTAL COMMON STOCKS (Cost $265,278,627)		334,579,123
Temporary Cash Investments — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	65,966	65,966
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 4/15/12, valued at $2,957,503), in a joint trading account at 0.04%, dated 5/31/11, due 6/1/11 (Delivery value $2,900,003)		2,900,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,965,966)		2,965,966
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $268,244,593)		337,545,089
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,161,721)
TOTAL NET ASSETS — 100.0%		$336,383,368

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	18.3%
Financials	17.9%
Industrials	15.3%
Materials	11.1%
Consumer Staples	9.9%
Information Technology	9.6%
Energy	6.7%
Health Care	5.1%
Telecommunication Services	4.2%
Utilities	1.3%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
OJSC = Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $268,244,593)	$337,545,089
Foreign currency holdings, at value (cost $343,489)	348,680
Receivable for investments sold	1,621,873
Dividends and interest receivable	1,047,389
Other assets	4,254
340,567,285

Liabilities
Payable for investments purchased	3,665,936
Payable for capital shares redeemed	199,975
Accrued management fees	304,060
Accrued foreign taxes	13,946
4,183,917

Net Assets	$336,383,368

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	32,172,146

Net Asset Value Per Share	$10.46

Net Assets Consist of:
Capital (par value and paid-in surplus)	$270,351,974
Undistributed net investment income	1,295,741
Accumulated net realized loss	(4,631,536)
Net unrealized appreciation	69,367,189
$336,383,368

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $413,423)	$3,637,302
Interest	1,278
3,638,580
Expenses:
Management fees	1,637,420
Directors’ fees and expenses	6,978
Other expenses	2,452
1,646,850

Net investment income (loss)	1,991,730

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $5,449)	3,295,069
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $22,027)	3,870,400
7,165,469

Change in net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $(58,301))	18,866,860
Translation of assets and liabilities in foreign currencies	14,313,208
33,180,068

Net realized and unrealized gain (loss)	40,345,537

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,337,267

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,991,730	$1,978,829
Net realized gain (loss)	7,165,469	11,374,128
Change in net unrealized appreciation (depreciation)	33,180,068	3,791,324
Net increase (decrease) in net assets resulting from operations	42,337,267	17,144,281

Distributions to Shareholders
From net investment income	(2,574,499)	(2,270,324)

Capital Share Transactions
Proceeds from shares sold	51,261,072	87,778,606
Proceeds from reinvestment of distributions	2,574,499	—
Payments for shares redeemed	(7,432,512)	(15,911,311)
Net increase (decrease) in net assets from capital share transactions	46,403,059	71,867,295

Net increase (decrease) in net assets	86,165,827	86,741,252

Net Assets
Beginning of period	250,217,541	163,476,289
End of period	$336,383,368	$250,217,541

Undistributed net investment income	$1,295,741	$1,878,510

Transactions in Shares of the Fund
Sold	5,179,931	10,301,837
Issued in reinvestment of distributions	266,500	—
Redeemed	(753,907)	(1,809,370)
Net increase (decrease) in shares of the fund	4,692,524	8,492,467

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2011 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies in at least three developed countries (excluding the United States). The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.90% to 1.30%. The effective annual management fee for the six months ended May 31, 2011 was 1.10%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB) and a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2011 were $152,676,728 and $102,134,753, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$20,588,766	$313,990,357	—
Temporary Cash Investments	65,966	2,900,000	—
Total Value of Investment Securities	$20,654,732	$316,890,357	—

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$270,601,053
Gross tax appreciation of investments	$69,739,986
Gross tax depreciation of investments	(2,795,950)
Net tax appreciation (depreciation) of investments	$66,944,036

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of November 30, 2010, the fund had accumulated capital losses of $(9,914,815), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

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Financial Highlights

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.11		$8.61	$6.29	$12.72	$10.34	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(3)	0.08 (3)	0.10 (3)	0.16 (3)	0.12	0.03
Net Realized and Unrealized Gain (Loss)	1.37		0.54	2.33	(6.18)	2.29	0.31
Total From Investment Operations	1.44		0.62	2.43	(6.02)	2.41	0.34
Distributions
From Net Investment Income	(0.09)		(0.12)	(0.11)	(0.12)	(0.03)	—
From Net Realized Gains	—		—	—	(0.29)	—	—
Total Distributions	(0.09)		(0.12)	(0.11)	(0.41)	(0.03)	—
Net Asset Value, End of Period	$10.46		$9.11	$8.61	$6.29	$12.72	$10.34

Total Return(4)	15.93%		7.28%	39.09%	(48.82)%	23.40%	3.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11	%(5)	1.14%	1.18%	1.12%	1.07%	1.07	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.34	%(5)	0.95%	1.41%	1.62%	1.15%	0.59	%(5)
Portfolio Turnover Rate	35%		85%	132%	119%	104%	65%
Net Assets, End of Period (in thousands)	$336,383		$250,218	$163,476	$55,860	$67,703	$46,380

(1)	Six months ended May 31, 2011 (unaudited).

(2)	May 12, 2006 (fund inception) through November 30, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century World Mutual Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-72022   1107

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2011